PROSPECTUS
February 28, 2021
(As Amended May 21, 2021)
Ashmore Emerging Markets Total Return Fund
(Class A: EMKAX; Class C: EMKCX; Institutional Class: EMKIX)
Ashmore Emerging Markets Local Currency Bond Fund
(Class A: ELBAX; Class C: ELBCX; Institutional Class: ELBIX)
Ashmore Emerging Markets Corporate Income Fund
(Class A: ECDAX; Class C: ECDCX; Institutional Class: EMCIX)
Ashmore Emerging Markets Short Duration Fund
(Class A: ESFAX; Class C: ESFCX; Institutional Class: ESFIX)
Ashmore Emerging Markets Active Equity Fund
(Class A: EMQAX; Class C: EMQCX; Institutional Class: EMQIX)
Ashmore Emerging Markets Small-Cap Equity Fund
(Class A: ESSAX; Class C: ESSCX; Institutional Class: ESCIX)
Ashmore Emerging Markets Frontier Equity Fund
(Class A: EFEAX; Class C: EFECX; Institutional Class: EFEIX)
Ashmore Emerging Markets Equity Fund
(Class A: EMEAX; Class C: EMECX; Institutional Class: EMFIX)
Ashmore Emerging Markets Equity ESG Fund
(Class A: ESAGX; Class C: ESCGX; Institutional Class: ESIGX)
Ashmore Emerging Markets Short Duration Select Fund
(Class A: ESDAX; Class C: ESDCX; Institutional Class: ESDIX)
Ashmore Emerging Markets Investment Grade Income Fund
(Class A: IGAEX; Class C: IGCEX; Institutional Class: IGIEX)
Ashmore Emerging Markets Corporate Income ESG Fund
(Class A: ECAEX; Class C: ECCEX; Institutional Class: ECIEX)
CLASS A, CLASS C and INSTITUTIONAL CLASS SHARES
This Prospectus includes information you should know about the Ashmore Funds (the “Trust”, and each series thereunder a “Fund,” collectively, the “Funds”) before you invest. Please read it carefully. Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Summary Information About The Funds
Ashmore Emerging Markets Total Return Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.12%	0.13%	0.12%
Total Annual Fund Operating Expenses	1.37%	2.13%	1.12%
Fee Waiver and/or Expense Reimbursement(2)	(0.10)%	(0.11)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%	2.02%	1.02%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.27%, for the Fund’s Class C Shares exceed 2.02% and for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 524	$ 807	$ 1,111	$ 1,972	$ 524	$ 807	$ 1,111	$ 1,972
Class C Shares	$ 305	$ 656	$ 1,134	$ 2,453	$ 205	$ 656	$ 1,134	$ 2,453

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 104	$ 346	$ 607	$ 1,354
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign, Quasi-Sovereign, and Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. Sovereigns are governments of Emerging Market Countries (as defined below). For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. A Corporate issuer is any issuer other than a Sovereign or Quasi-Sovereign that is located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index – Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types and denominated in any currency, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund will normally invest 25% to 75% of its net assets in investments denominated in or providing investment exposure to local currencies of Emerging Market Countries. Any portion of the Fund’s investment exposure to local currencies of Emerging Market Countries that has been hedged into a Hard Currency (i.e., the U.S. dollar or any currency of a nation in the

G-7) will not count as currency of an Emerging Market Country for this purpose. The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are rated below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.
The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including contracts related to currencies, and swap agreements (including total return, interest rate, and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, structured notes, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in issuers in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers having their principal place of business in Emerging Market Countries. Also, the Fund will not invest more than 25% of its net assets in investments denominated in a single currency other than the U.S. dollar or the Euro without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to that currency (i.e., non-U.S. dollar, non-Euro) that exceeds 25% of the Fund’s net assets.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments issued by Sovereign, Quasi-Sovereign, or Corporate issuers of Emerging Market Countries and Emerging Market currency-related derivative instruments. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.

The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first five risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Bank Loans Risk: The Fund may invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The loans in which the Fund invests may be rated below investment grade;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;

•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of broad-based market indexes. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Total Return Fund % Total Return

The best calendar quarter return during the period shown above was 14.94% in the second quarter of 2020; the worst was -21.79% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	10-Year
Institutional Class
Return before taxes	2.45%	7.24%	3.49%
Return after taxes on distributions	1.84%	5.12%	1.60%
Return after taxes on distributions and sale of Fund shares	1.44%	4.64%	1.83%
JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)	5.26%	7.08%	6.22%
JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)	1.73%	3.62%	0.24%
JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)	2.69%	6.71%	1.49%
50/25/25 Composite Index(1) (reflects no deduction for fees, expenses, or taxes)	3.86%	6.19%	3.58%

	1-Year	5-Year	Since Inception Date of 05/12/11
Class A
Return before taxes	-1.92%	6.12%	2.30%
Class C
Return before taxes	0.39%	6.18%	1.96%
JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)	5.26%	7.08%	6.10%
JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)	1.73%	3.62%	-0.18%
JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)	2.69%	6.71%	1.03%
50/25/25 Composite Index(1) (reflects no deduction for fees, expenses, or taxes)	3.86%	6.19%	3.29%
(1)
The composition of the 50/25/25 Composite Index is as follows: 50% JP Morgan EMBI GD Index, 25% JP Morgan
ELMI+ Index and 25% JP Morgan GBI-EM GD Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.

Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Local Currency Bond Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%
Fee Waiver and/or Expense Reimbursement(2)	(0.53)%	(0.53)%	(0.53)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%	1.97%	0.97%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.22%, for the Fund’s Class C Shares exceed 1.97% and for the Fund’s Institutional Class Shares exceed 0.97% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time when such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 519	$ 879	$ 1,263	$ 2,338	$ 519	$ 879	$ 1,263	$ 2,338
Class C Shares	$ 300	$ 728	$ 1,283	$ 2,796	$ 200	$ 728	$ 1,283	$ 2,796

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 99	$ 422	$ 768	$ 1,745
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries (as defined below) that are denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries (as defined below). For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by an emerging market government and issuers otherwise represented in the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any currency, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, firm commitment, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limit in debt securities that are rated below investment grade quality or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”). Ordinarily, at least 70% of the securities held by the Fund will be rated by at least one internationally recognized rating agency or issued by a Sovereign or Quasi-Sovereign issuer that itself is rated.
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 7 years.

The Fund is a “non-diversified” fund, which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”
Although the Fund may gain most of its investment exposure to bonds and other debt instruments by investing directly in them, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to bonds and other debt instruments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including relating to currencies, and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to the non-U.S. currency that exceeds 30% of the Fund’s net assets.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international), combined with an analytically-driven, bottom-up approach to making purchase and sale decisions. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments denominated in the local currencies of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.

Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first five risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
Issuer Non-Diversification Risk: The Fund is “non-diversified” and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”;

•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Mortgage-Backed and Asset-Backed Risk: Payments on the underlying assets, whether they be mortgages or other obligations, may be delayed, prepaid, subordinated or defaulted on; rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund % Total Return

The best calendar quarter return during the period shown above was 11.96% in the fourth quarter of 2020; the worst was -17.60% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	10-Year
Institutional Class
Return before taxes	2.65%	6.95%	1.17%
Return after taxes on distributions	2.65%	6.43%	0.47%
Return after taxes on distributions and sale of Fund shares	1.57%	5.20%	0.61%
JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)	2.69%	6.71%	1.49%

	1-Year	5-Year	Since Inception Date of 05/12/11
Class A
Return before taxes	-1.47%	5.86%	0.00%
Class C
Return before taxes	0.67%	5.93%	-0.34%
JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)	2.69%	6.71%	1.03%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Corporate Income Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.53%	2.28%	1.28%
Fee Waiver and/or Expense Reimbursement(2)	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	2.17%	1.17%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.42%, for the Fund’s Class C Shares exceed 2.17% and for the Fund’s Institutional Class Shares exceed 1.17% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 539	$ 854	$ 1,191	$ 2,142	$ 539	$ 854	$ 1,191	$ 2,142
Class C Shares	$ 320	$ 702	$ 1,210	$ 2,607	$ 220	$ 702	$ 1,210	$ 2,607

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 119	$ 395	$ 692	$ 1,536
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers do not include Sovereigns or governmental agency issuers, but may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., CITIC, Qatar Telecom). Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types issued by Corporate issuers, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are of below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (“junk bonds”).
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.

Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts (including contracts related to currencies), and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.

Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first seven risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Bank Loans Risk: The Fund may invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The loans in which the Fund invests may be rated below investment grade;
•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;

•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Corporate Income Fund % Total Return

The best calendar quarter return during the period shown above was 16.37% in the second quarter of 2020; the worst was -18.76% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	10-Year
Institutional Class
Return before taxes	7.67%	9.62%	5.71%
Return after taxes on distributions	5.11%	6.52%	2.65%
Return after taxes on distributions and sale of Fund shares	4.38%	6.02%	2.96%
JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)	7.13%	7.11%	5.78%

	1-Year	5-Year	Since Inception Date of 05/12/11
Class A
Return before taxes	3.20%	8.46%	4.64%
Class C
Return before taxes	5.59%	8.51%	4.29%
JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)	7.13%	7.11%	5.63%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Short Duration Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.16%	0.15%	0.14%
Total Annual Fund Operating Expenses	1.06%	1.80%	0.79%
Fee Waiver and/or Expense Reimbursement(2)	(0.14)%	(0.13)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	1.67%	0.67%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 0.92%, for the Fund’s Class C Shares exceed 1.67% and for the Fund’s Institutional Class Shares exceed 0.67% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 317	$ 541	$ 783	$ 1,478	$ 317	$ 541	$ 783	$ 1,478
Class C Shares	$ 270	$ 554	$ 963	$ 2,105	$ 170	$ 554	$ 963	$ 2,105

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 68	$ 240	$ 427	$ 967
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries (as defined below) denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration.
Duration is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Sovereigns are governments of Emerging Market Countries. For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are related below investment or that are judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund is a “non-diversified” fund, which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 35% of its net assets in any one Emerging Market Country.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of short duration fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.

The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first seven risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;

•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
Issuer Non-Diversification Risk: The Fund is “non-diversified” and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Short Duration Fund % Total Return

The best calendar quarter return during the period shown above was 19.19% in the second quarter of 2020; the worst was -30.86% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	Since Inception Date of 06/24/14
Institutional Class
Return before taxes	-7.02%	5.25%	4.29%
Return after taxes on distributions	-9.09%	1.73%	0.89%
Return after taxes on distributions and sale of Fund shares	-4.25%	2.56%	1.81%
JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)	5.12%	4.71%	3.93%

	1-Year	5-Year	Since Inception Date of 09/23/14
Class A
Return before taxes	-9.30%	4.14%	3.63%
JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)	5.12%	4.71%	4.11%

	1-Year	Since Inception Date of 06/13/17
Class C
Return before taxes	-8.84%	-1.19%
JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)	5.12%	4.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)

Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since June 24, 2014 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2014.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Active Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.30%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.55%	2.31%	1.29%
Fee Waiver and/or Expense Reimbursement(2)	(0.28)%	(0.29)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%	2.02%	1.02%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.27%, for the Fund’s Class C Shares exceed 2.02% and for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year's expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 648	$ 963	$ 1,300	$ 2,251	$ 648	$ 963	$ 1,300	$ 2,251
Class C Shares	$ 305	$ 694	$ 1,209	$ 2,623	$ 205	$ 694	$ 1,209	$ 2,623

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 104	$ 382	$ 682	$ 1,533
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is either domiciled in an Emerging Market Country, or an issuer deriving at least 50% of its revenues in or from one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in initial public offerings.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager seeks to identify equity investments within Emerging Markets. The Fund is managed actively, utilizing a top-down approach, taking into account macro- and micro-economic insights, supplemented by bottom-up research.
Macro-economic insights are based on the Investment Manager’s economic research on Emerging Market Countries. Micro-economic insights are derived from an analysis of aggregate earnings, and country- and industry-specific factors, which include demand/supply, level of competition, regulatory environment and interest rates.
Macro- and micro-economic insights are together used to identify areas within the investable universe that the Investment Manager believes exhibit attractive fundamentals. Within these attractive areas, bottom-up research is conducted to select particular instruments based on anticipated return potential. Bottom-up research includes analysis of businesses, earnings expectations, underlying business assumptions and risks, and takes into account market factors including market positioning and capital flows.
The Fund’s portfolio is constructed from equity securities with what the Investment Manager believes to have attractive risk-adjusted upside potential. The Fund’s active weighting of investments across countries, industries and sectors reflects the Investment Manager’s top-down preferences, which may vary significantly over time. The overall liquidity, volatility and beta of the portfolio are also informed by the Investment Manager’s macro-economic insights. The number of individual securities held in the Fund’s portfolio may vary over time based on the outlook of the portfolio managers, market conditions and other factors, and the Fund is not managed to have a particular number or range of portfolio holdings.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these instruments will be counted toward the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first five risks):
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;

•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;

•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Active Equity Fund % Total Return

The best calendar quarter return during the period shown above was 21.67% in the fourth quarter of 2020; the worst was -25.33% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	Since Inception Date of 11/01/16
Institutional Class
Return before taxes	15.57%	12.73%
Return after taxes on distributions	15.48%	10.72%
Return after taxes on distributions and sale of Fund shares	9.47%	9.18%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.31%	11.52%
Class A
Return before taxes	9.20%	11.03%
Class C
Return before taxes	13.37%	11.63%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.31%	11.52%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Portfolio Managers
Fernando Assad, portfolio manager, is primarily responsible for the day-to-day management of the Fund. Mr. Assad has participated in the day-to-day management of the Fund since November 2016.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Small-Cap Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.03%	1.41%	1.06%
Total Annual Fund Operating Expenses	2.78%	3.91%	2.56%
Fee Waiver and/or Expense Reimbursement(2)	(1.01)%	(1.39)%	(1.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77%	2.52%	1.52%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.77%, for the Fund’s Class C Shares exceed 2.52% and for the Fund’s Institutional Class Shares exceed 1.52% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 695	$ 1,251	$ 1,832	$ 3,401	$ 695	$ 1,251	$ 1,832	$ 3,401
Class C Shares	$ 355	$ 1,065	$ 1,893	$ 4,043	$ 255	$ 1,065	$ 1,893	$ 4,043

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 155	$ 697	$ 1,267	$ 2,817
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as any issuer included in the MSCI Emerging Market Small Cap Index at the time of purchase, as well as any issuer with a market capitalization that is in the lowest 15% of the market capitalization range of issuers included in the MSCI Emerging Markets Investible Market Index (IMI) at the time of purchase (between $202 million and $4.5 billion as of January 1, 2021). An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers. The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and

swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Investment Manager’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, such as price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. As part of this process, the Investment Manager conducts visits to various companies in the small-capitalization segment of Emerging Market Countries and utilizes a proprietary database and earnings forecasts to compare applicable industries and issuers. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of Small-Capitalization Emerging Market Issuers.
The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first six risks):

•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk;
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;

•
IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Small-Cap Equity Fund % Total Return

The best calendar quarter return during the period shown above was 41.15% in the second quarter of 2020; the worst was -28.80% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	Since Inception Date of 10/04/11
Institutional Class
Return before taxes	43.40%	12.68%	8.59%
Return after taxes on distributions	43.40%	12.46%	7.80%
Return after taxes on distributions and sale of Fund shares	25.70%	10.08%	6.61%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes)	19.29%	8.18%	6.30%

	1-Year	5-Year	Since Inception Date of 02/01/12
Class A
Return before taxes	35.44%	11.20%	5.72%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes)	19.29%	8.18%	4.91%

	1-Year	5-Year	Since Inception Date of 08/23/12
Class C
Return before taxes	41.11%	11.59%	6.89%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses, or taxes)	19.29%	8.18%	5.36%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)

Portfolio Managers
Dhiren Shah and Patrick Cadell, co-portfolio managers, are primarily responsible for the day-to-day management of the Fund. Mr. Shah and Mr. Cadell have participated in the management of the Fund since November 2017.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Frontier Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.43%	0.51%	0.50%
Total Annual Fund Operating Expenses	2.18%	3.01%	2.00%
Fee Waiver and/or Expense Reimbursement(2)	(0.41)%	(0.49)%	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77%	2.52%	1.52%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.77%, for the Fund’s Class C Shares exceed 2.52% and for the Fund’s Institutional Class Shares exceed 1.52% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time when such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 695	$ 1,134	$ 1,598	$ 2,876	$ 695	$ 1,134	$ 1,598	$ 2,876
Class C Shares	$ 355	$ 884	$ 1,539	$ 3,293	$ 255	$ 884	$ 1,539	$ 3,293

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 155	$ 581	$ 1,033	$ 2,289
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market Issuers, which may be denominated in any currency, including the local currency of the issuer. A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries.
Frontier Market countries are countries that either currently or in the future are represented in widely-recognized indices of frontier market securities or the Investment Manager considers the market to have frontier market characteristics in respect to economic, political, or market structure.
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in one or more Frontier Market Countries or regions, particularly in the case of countries that may have restrictions on foreign investment or countries where such investments may represent an efficient method of achieving investment exposure. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may invest in companies of any market capitalization and may also invest in initial public offerings. The Fund’s benchmark index, the MSCI Frontier + Select Emerging Markets Countries Capped Index, is currently concentrated in the commercial banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the commercial banking industry. As of the date of this prospectus, the Fund’s investments are concentrated in the commercial banking industry.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements

(including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund is managed by a committee of portfolio managers, who are officers of the Investment Manager (for purposes of this section, the “Portfolio Managers”). In managing the Fund’s portfolio, the Portfolio Managers use principally a bottom-up approach to identify particular securities for investment within Frontier Market Countries. The Portfolio Managers’ investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The Portfolio Managers analyze the universe of available Frontier Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, such as price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. As part of this process, the Portfolio Managers conduct visits to various companies in the Frontier Market Countries and utilize a proprietary database and earnings forecasts to compare applicable industries and issuers. The screening process is designed, in part, to avoid investments deemed by the Portfolio Managers to have unacceptable risk factors. The Portfolio Managers also review and take into account overall Fund exposures to particular Frontier Market Countries and sectors in an effort to construct a portfolio that provides a measure of diversification among Frontier Market Countries and sectors. Taking into account the results of this screening process, the Portfolio Managers select particular investments designed to produce a diversified equity portfolio of Frontier Market Issuers.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Frontier Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Portfolio Managers may in their sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate is identified.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first six risks):
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline;

•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
Banking Industry Risk: Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in frontier markets may be ineffective and underdeveloped relative to more developed markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industry of frontier markets can be considered riskier than the U.S. banking industry.
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;

•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Frontier Equity Fund % Total Return

The best calendar quarter return during the period shown above was 14.50% in the fourth quarter of 2020; the worst was -28.43% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	Since Inception Date of 11/05/13
Institutional Class
Return before taxes	-4.11%	5.11%	2.72%
Return after taxes on distributions	-4.31%	4.41%	1.59%
Return after taxes on distributions and sale of Fund shares	-2.25%	3.99%	1.81%
MSCI Frontier + Select Emerging Markets Countries Capped Index(1) (reflects no deduction for fees, expenses, or taxes)	-1.52%	N/A	N/A
MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes)	1.43%	6.24%	3.58%

	1-Year	5-Year	Since Inception Date of 05/07/14
Class A
Return before taxes	-9.42%	3.67%	0.08%
Class C
Return before taxes	-6.10%	3.97%	0.07%
MSCI Frontier + Select Emerging Markets Countries Capped Index(1) (reflects no deduction for fees, expenses, or taxes)	-1.52%	N/A	N/A
MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes)	1.43%	6.24%	1.10%
(1)
Going forward, the Fund will use the MSCI Frontier + Select Emerging Markets Countries Capped Index as the Fund’s primary benchmark because the new index more closely aligns with the Fund’s principal investment strategies, with performance of the index beginning on December 31, 2019. The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customized benchmark produced by MSCI that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and the Emerging Markets Crossover Markets portion of the MSCI Emerging Markets Index (50%). Emerging Markets Crossover Markets are countries in the MSCI Emerging Markets Index that the Investment Manager currently considers to have frontier market characteristics in respect to economic, political or market structure. As of December 31, 2020, Emerging Markets Crossover Markets are
the Philippines, Peru, Colombia, United Arab Emirates, Qatar, Argentina, Egypt, Kuwait and Pakistan.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.

Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Portfolio Managers
Andy Brudenell, Portfolio Manager of the Investment Manager, is primarily responsible for the day-to-day management of the Fund. Mr. Brudenell has participated in the management of the Fund since December 2015.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.41%	0.34%	0.41%
Total Annual Fund Operating Expenses	1.81%	2.49%	1.56%
Fee Waiver and/or Expense Reimbursement(2)	(0.39)%	(0.32)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	2.17%	1.17%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.42%, for the Fund’s Class C Shares exceed 2.17% and for the Fund’s Institutional Class Shares exceed 1.17% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 662	$ 1,029	$ 1,419	$ 2,510	$ 662	$ 1,029	$ 1,419	$ 2,510
Class C Shares	$ 320	$ 745	$ 1,297	$ 2,802	$ 220	$ 745	$ 1,297	$ 2,802

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 119	$ 454	$ 813	$ 1,823
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.
The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:
•
Market Factors— including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).
•
Macro-Economic Factors— including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.
•
Political Factors— including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.
•
Market Development— the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.
•
Investment Restrictions— including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.
The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.
The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non-Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.

The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first six risks):
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Financial Services Risk: Investments in issuers in the financial services sector are subject to various risks affecting financial services companies and the financial services sector generally. The values of investments in the financial services sector are particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates. Financial services companies may be exposed to leverage, which could magnify investment losses under adverse market conditions. Investments in the financial services sector are also subject to the risk that unexpected market, economic, political, regulatory or other events might lead to a decline in the value of most or all companies in the financial services sector. In addition, the financial services sector of emerging markets can be considered riskier than the U.S. financial services sector;
•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;

•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class
Ashmore Emerging Markets Equity Fund % Total Return

The best calendar quarter return during the period shown above was 26.98% in the second quarter of 2020; the worst was -26.17% in the first quarter of 2020.
Average Annual Total Return
(For the period ended December 31, 2020)
	1-Year	5-Year	Since Inception Date of 06/22/11
Institutional Class
Return before taxes	30.02%	19.57%	5.86%
Return after taxes on distributions	29.29%	19.01%	5.54%
Return after taxes on distributions and sale of Fund shares	18.25%	15.84%	4.63%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.31%	12.79%	4.01%

	1-Year	5-Year	Since Inception Date of 02/24/12
Class A
Return before taxes	22.89%	17.95%	5.86%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.31%	12.79%	5.88%

	1-Year	5-Year	Since Inception Date of 08/24/12
Class C
Return before taxes(1)	27.70%	14.82%	5.78%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.31%	12.79%	4.69%
(1)
The Fund did not have any Class C shares outstanding from August 9, 2016 to March 3, 2017 (the “Gap Period”), but had Class C shares outstanding for all other periods shown. For the Gap Period, performance shown for Class C shares is derived from the historical performance of the Fund’s Class A shares during such period, adjusted to reflect the higher

Distribution and/or Service (12b-1) Fees payable by Class C shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A and Class C Shares.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Portfolio Managers
Dhiren Shah, lead portfolio manager of the Fund, is primarily responsible for the day-to-day management of the Fund. Mr. Shah has participated in the management of the Fund since November 2017.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Equity ESG Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	2.76%	2.62%	2.53%
Total Annual Fund Operating Expenses	4.16%	4.77%	3.68%
Fee Waiver and/or Expense Reimbursement(2)	(2.74)%	(2.60)%	(2.51)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	2.17%	1.17%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits and expense offset arrangements) for the Fund’s Class A Shares exceed 1.42%, for the Fund’s Class C Shares exceed 2.17% and for the Fund’s Institutional Class Shares exceed 1.17% of the Fund’s average daily net assets attributable to the share class (the “Expense Limitation Agreement”). The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year's expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$ 662	$ 1,485	$ 2,323	$ 4,478	$ 662	$ 1,485	$ 2,323	$ 4,478
Class C Shares	$ 320	$ 1,203	$ 2,191	$ 4,681	$ 220	$ 1,203	$ 2,191	$ 4,681

	1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)	$ 119	$ 894	$ 1,688	$ 3,769
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria (as described below). An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g. the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Investment Manager incorporates environmental, social and corporate governance risk considerations into issuer analysis and uses its ESG Scoring Process (as defined below) to help identify what it believes to be high quality companies with strong performance or potential when measured against the ESG Criteria. The Investment Manager looks at the relevant issuer’s sustainability by assessing the strength and enduring nature of an issuer’s competitive advantages, which are supported by long term planning and investment. Issuers that score poorly during the ESG Scoring Process are excluded from the list of potential investments.
The Investment Manager defines and assesses ESG Criteria on the basis of an issuer’s performance against the following metrics:
•
Environment: Global and local impact, greenhouse gas emissions, water and waste management, incidents of environmental pollution, energy management and use of green energy, policies and innovations to limit negative impact.
•
Social: Employee diversity and inclusion, customer welfare, human rights, community relations, labour practices, health and safety, supply chain management, materiality of philanthropy spend, product quality and safety.

•
Governance: Governance structure, transparency and disclosure, representation of minority interests, public listing and reporting, management accessibility, key performance indicators used to design long-term incentive schemes, policies and strategies to mitigate the impact of ESG risks.
ESG Scoring Process means the scoring process of the Investment Manager whereby the Investment Manager issues a score to each issuer, based on their historical and current performance, taking into account the environmental, social or governance risks that an issuer may present and the performance of each issuer against ESG Criteria. Individual ESG criteria generally will be given equal weight. The process relies on information drawn from a range of data sources, including data from third party service providers, which is subject to change.
The Fund seeks to avoid investing in issuers that the Adviser determines have significant involvement (i.e., more than 10% of revenues) in the manufacture, distribution or sale of fossil fuels or tobacco products and in gambling, pornography or defense (including controversial weapons) industries, or other issuers that engage in business practices that the Adviser determines to be sub-standard from an ESG or sustainability perspective in relation to their industry or sector.
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.
The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:
•
Market Factors— including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).
•
Macro-Economic Factors— including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.
•
Political Factors— including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.

•
Market Development— the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.
•
Investment Restrictions— including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.
The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, ESG Criteria, sustainability factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Sustainability factors include the level and sustainability of returns on capital, the ability to generate strong predictable cash flow, balance sheet figures and skillful management teams that can sustain competitive advantages. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries that satisfy the ESG Criteria.
The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non-Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers that the Investment Manager believes satisfy the ESG Criteria. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first eight risks):
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;

•
ESG Criteria Risk: The ESG Criteria applied by the Fund may cause the Fund to perform differently—positively or negatively—when compared to funds that do not take into account similar characteristics. The application of the ESG Criteria may cause the Fund to sell or avoid stocks that subsequently perform well. There is a risk that the issuers identified by the ESG Criteria may not operate sustainably or within such criteria as expected. Furthermore, different interpretations of what it means for an issuer to be sustainable or to have positive ESG metrics may be applied by market participants;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
Financial Services Risk: Investments in issuers in the financial services sector are subject to various risks affecting financial services companies and the financial services sector generally. The values of investments in the financial services sector are particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates. Financial services companies may be exposed to leverage, which could magnify investment losses under adverse market conditions. Investments in the financial services sector are also subject to the risk that unexpected market, economic, political, regulatory or other events might lead to a decline in the value of most or all companies in the financial services sector. In addition, the financial services sector of emerging markets can be considered riskier than the U.S. financial services sector;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report. After the Fund has had operations for at least one full calendar year, the Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with that of a broad-based market index. You may obtain the Fund’s performance information (when available) by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Portfolio Manager
Dhiren Shah and Patrick Cadell, co-portfolio managers, are primarily responsible for the day-to-day management of the Fund. Mr. Shah and Mr. Cadell have participated in the day-to-day management of the Fund since February 2020 and February 2021, respectively.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Short Duration Select Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	3.97%	3.95%	3.93%
Total Annual Fund Operating Expenses	4.87%	5.60%	4.58%
Fee Waiver and/or Expense Reimbursement(3)	(3.95)%	(3.93)%	(3.91)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%	1.67%	0.67%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund’s Class A Shares exceed 0.92%, for the Fund’s Class C Shares exceed 1.67% and for the Fund’s Institutional Class Shares exceed 0.67% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
	1 year	3 years	1 year	3 years
Class A Shares	$ 317	$ 1,309	$ 317	$ 1,309
Class C Shares	$ 270	$ 1,320	$ 170	$ 1,320

	1 year	3 years
Institutional Class Shares (whether or not shares are redeemed)	$ 68	$ 1,028
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries (as defined below) denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years and an Investment Grade weighted average credit rating. The Fund has no restrictions on individual security duration.
Investment Grade means a credit rating of BBB- or above from Standard & Poor’s or equivalent rating from Moody’s or Fitch. If an investment is rated by two or more rating agencies, the highest rating will apply. If an investment is not rated at the time of acquisition, the rating of the relevant issuer or the Sovereign shall apply. If an investment is downgraded after the date of acquisition by the Fund then the Investment Manager has discretion as to whether to hold the investment.
Weighted average credit rating for these purposes is determined by reference to the credit quality of eligible instruments, which include rated securities and debt instruments held by the Fund and derivatives where the rating of the underlying instrument can be identified (cash, unrated and unrateable instruments are not included in the calculation). Weights are based on the market value of each eligible instrument divided by the total market value attributable to eligible instruments held by the Fund.
Duration is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Sovereigns are governments of Emerging Market Countries. For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are entities (including a local or regional governmental body) that are 100% guaranteed by a Sovereign or 100% directly or indirectly owned or controlled by a Sovereign. For the avoidance of doubt, a province and a city are classified as Quasi-Sovereigns. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund’s benchmark index, the JP Morgan CEMBI Investment Grade Broad Diversified (1-3 years) Index, is currently concentrated in the banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the banking industry. As of the date of this prospectus, the Fund’s investments are concentrated in the banking industry.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest in debt securities that are rated below Investment Grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of short duration fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first seven risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
•
Banking Industry Risk: Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in frontier markets may be ineffective and underdeveloped relative to more developed markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industry of frontier markets can be considered riskier than the U.S. banking industry.
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;

•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report. After the Fund has had operations for at least one full calendar year, the Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with that of a broad-based market index. You may obtain the Fund’s performance information (when available) by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.

Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Investment Grade Income Fund
Investment Objective
The Fund seeks to maximize income, with a secondary objective of long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	3.93%	3.92%	3.73%
Total Annual Fund Operating Expenses	4.88%	5.62%	4.43%
Fee Waiver and/or Expense Reimbursement(3)	(3.91)%	(3.90)%	(3.71)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%	1.72%	0.72%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund’s Class A Shares exceed 0.97%, for the Fund’s Class C Shares exceed 1.72% and for the Fund’s Institutional Class Shares exceed 0.72% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
	1 year	3 years	1 year	3 years
Class A Shares	$ 495	$ 1,471	$ 495	$ 1,471
Class C Shares	$ 275	$ 1,329	$ 175	$ 1,329

	1 year	3 years
Institutional Class Shares (whether or not shares are redeemed)	$ 74	$ 1,003
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereigns, Quasi-Sovereigns and Corporate issuers of Emerging Market Countries and EM Supra-Nationals denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund has no restrictions on individual security duration. The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in Investment Grade bonds and other Investment Grade debt instruments of Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries and EM Supra-Nationals. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described below will be counted toward satisfaction of the Fund’s 80% investment policy.
Investment Grade means a credit rating of BBB- or above from Standard & Poor’s or equivalent rating from Moody’s or Fitch or, if unrated, determined by the Investment Manager to be of comparable quality. If an investment is rated by two or more rating agencies, the highest rating will apply. If an investment is not rated at the time of acquisition, the Investment Manager may take into account the rating of the relevant issuer or the Sovereign in determining its equivalent rating.
Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are entities (including a local or regional governmental body) that are 100% guaranteed by a Sovereign or 100% directly or indirectly owned or controlled by a Sovereign. For the avoidance of doubt, a province and a city are classified as Quasi-Sovereigns. EM Supra-Nationals are Supra-National entities issuing debt in a local currency of an Emerging Market Country or linked to an Emerging Market sovereign credit risk. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and any country that is included in an Emerging Market Index.
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may invest in debt securities that are rated below Investment Grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”). The Fund will not invest in securities rated CCC or below.
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.

Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first six risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;

•
Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
LIBOR Replacement Risk: The UK Financial Conduct Authority previously announced that LIBOR rates would no longer be published after the end of 2021. Intercontinental Exchange, the administrator of LIBOR, recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications still ending by December 31, 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR.
•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report. After the Fund has had operations for at least one full calendar year, the Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with that of a broad-based market index. You may obtain the Fund’s performance information (when available) by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)

Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2010.
Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ashmore Emerging Markets Corporate Income ESG Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Class A, Class C or Institutional Class Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 121 of the Fund’s prospectus or from your financial intermediary. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary -Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	1.41%	1.41%	1.41%
Total Annual Fund Operating Expenses	2.51%	3.26%	2.26%
Fee Waiver and/or Expense Reimbursement(3)	(1.39)%	(1.39)%	(1.39)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%	1.87%	0.87%
(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
(2)
Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.12%, for the Fund’s Class C Shares exceed 1.87% and for the Fund’s Institutional Class Shares exceed 0.87% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
	1 year	3 years	1 year	3 years
Class A Shares	$ 510	$ 1,023	$ 510	$ 1,023
Class C Shares	$ 290	$ 875	$ 190	$ 875

	1 year	3 years
Institutional Class Shares (whether or not shares are redeemed)	$ 89	$ 573
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. The Fund had not yet commenced operations as of the end of the most recent fiscal year, October 31, 2020, and therefore did not have a historical portfolio turnover rate to report.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7), focusing on issuers that the Investment Manager believes satisfy the ESG Criteria (as described below). A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers do not include Sovereigns or governmental agency issuers, but may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., CITIC, Qatar Telecom). Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and any country that is included in an Emerging Market Index.
The Investment Manager incorporates environmental, social and corporate governance risk considerations into issuer analysis and uses its ESG Scoring Process (as defined below) to help identify what it believes to be high quality companies with strong performance or potential when measured against the ESG Criteria. The Investment Manager looks at the relevant issuer’s sustainability by assessing the strength and enduring nature of an issuer’s competitive advantages, which are supported by long term planning and investment. Issuers that score poorly during the ESG Scoring Process are excluded from the list of potential investments.
The Investment Manager defines and assesses ESG Criteria on the basis of an issuer’s performance against the following metrics:
•
Environment: Global and local impact, greenhouse gas emissions, water and waste management, incidents of environmental pollution, energy management and use of green energy, policies and innovations to limit negative impact.
•
Social: Employee diversity and inclusion, customer welfare, human rights, community relations, labour practices, health and safety, supply chain management, materiality of philanthropy spend, product quality and safety.

•
Governance: Governance structure, transparency and disclosure, representation of minority interests, public listing and reporting, management accessibility, key performance indicators used to design long-term incentive schemes, policies and strategies to mitigate the impact of ESG risks.
ESG Scoring Process means the scoring process of the Investment Manager whereby the Investment Manager issues a score to each issuer, based on their historical and current performance, taking into account the environmental, social or governance risks that an issuer may present and the performance of each issuer against ESG Criteria. Individual ESG criteria will generally be given equal weight. The process relies on information drawn from a range of data sources, including data from third party service providers, which is subject to change.
The Fund seeks to avoid investing in issuers that the Adviser determines have significant involvement (i.e., more than 10% of revenues) in the manufacture, distribution or sale of fossil fuels or tobacco products and in gambling, pornography or defense (including controversial weapons) industries, or other issuers that engage in business practices that the Adviser determines to be sub-standard from an ESG or sustainability perspective in relation to their industry or sector.
The Fund may invest in debt instruments of all types issued by Corporate issuers, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.
Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts (including contracts related to currencies), and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are of below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (“junk bonds”).
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above) that the Investment Manager believes satisfy the ESG Criteria (as described above). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.

In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund.  The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first nine risks):
•
Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
•
ESG Criteria Risk: The ESG Criteria applied by the Fund may cause the Fund to perform differently—positively or negatively—when compared to funds that do not take into account similar characteristics. The application of the ESG Criteria may cause the Fund to sell or avoid stocks that subsequently perform well. There is a risk that the issuers identified by the ESG Criteria may not operate sustainably or within such criteria as expected. Furthermore, different interpretations of what it means for an issuer to be sustainable or to have positive ESG metrics may be applied by market participants;
•
Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
•
Bank Loans Risk: The Fund may invest in bank loans and participations. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The loans in which the Fund invests may be rated below investment grade;

•
High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•
Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
•
Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
•
Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
•
Lack of Operating History Risk: The Fund does not have an operating history and may not achieve significant scale;
•
Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
•
Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
•
Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
•
Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
•
Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
•
Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
•
Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
•
Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
•
Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
•
Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
•
LIBOR Replacement Risk: The UK Financial Conduct Authority previously announced that LIBOR rates would no longer be published after the end of 2021. Intercontinental Exchange, the administrator of LIBOR, recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications still ending by December 31, 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR.

•
Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
•
Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
•
Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas, including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the COVID-19 outbreak;
•
Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
•
Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
•
Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
•
Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report. After the Fund has had operations for at least one full calendar year, the Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with that of a broad-based market index. You may obtain the Fund’s performance information (when available) by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Management of the Fund
Investment Manager
Ashmore Investment Advisors Limited (“the Investment Manager”)
Investment Team
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee; Ricardo Xavier, Senior Portfolio Manager and Member of the Investment Committee; Herbert Saller, Senior Portfolio Manager and Member of the Investment Committee; Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee; and Fernando Assad, Senior Portfolio Manager and Member of the Investment Committee, are primarily responsible for the day-to-day management of the Fund. Mr. Forrest has participated in the management of the Fund since July 2, 2012 and Mr. Assad has participated in the management of the Fund since October 1, 2016. Each of the other members of the Investment Team has participated in the management of the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
The minimum initial investment for Class A and Class C Shares is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for Institutional Class Shares is $1,000,000 and the minimum subsequent investment is $5,000. These minimums may be waived or modified by the Fund or the Distributor, including for certain financial intermediaries. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. You may sell (redeem) Shares on any day the New York Stock Exchange is open through your broker-dealer or other financial intermediary (if applicable), or if you hold an account directly with the Fund by calling 866-876-8294 or by sending a letter of instruction to Ashmore Funds c/o Northern Trust Company, PO Box 4766, Chicago, IL 60680-4766. If your shares are held in the name of a financial intermediary, those shares may only be sold through that financial intermediary.
Tax Information
The Fund normally distributes net investment income and net realized capital gains to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Distributor, the Investment Manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investments and Strategies of Each Fund
This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (collectively, the “Funds”), including each Fund’s investment objective, principal investments and strategies and principal risks.
Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions.
Pending investment in securities and other investments that meet each Fund’s investment objective and policies, the proceeds of the offering of shares of the Funds, including from large subscriptions, may be invested in high quality, short-term securities, including liquidity and cash management funds, or may remain un-invested temporarily, potentially limiting the Fund’s total return and its ability to achieve its investment objective.
Ashmore Emerging Markets Total Return Fund
Investment Objective
The Fund seeks to maximize total return. The Fund’s investment objective may be changed without a shareholder vote. The “total return” sought by the Fund consists of income, gains and capital appreciation, if any.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign, Quasi-Sovereign and Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. Sovereigns are governments of Emerging Market Countries (as defined below). For these purposes, Sovereigns may include Em Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. A Corporate issuer is any issuer other than a Sovereign or Quasi-Sovereign that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types and denominated in any currency, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are rated below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.
The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including contracts related to currencies, and swap agreements (including total return, interest rate, and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, structured notes and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in issuers in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers having their principal place of business in Emerging Market Countries.
The Fund will not invest more than 25% of its net assets in investments denominated in a single currency other than the U.S. dollar or the Euro without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to that currency (i.e., non-U.S. dollar, non-Euro) that exceeds 25% of the Fund’s net assets.
The Fund will normally invest 25% to 75% of its net assets in investments denominated in or providing investment exposure to local currencies of Emerging Market Countries. Any portion of the Fund’s investment exposure to local currencies of Emerging Market Countries that has been hedged into a Hard Currency will not count as currency of an Emerging Market Country for this purpose.
In managing the Fund, the Investment Team employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries and Emerging Market currency-related derivative instruments. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.

The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks) the following:
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Currency Risk
•
Geographic Focus Risk
•
Credit Risk
•
Bank Loans Risk
•
Counterparty and Third Party Risk
•
Currency Management Strategies Risk
•
Derivatives Risk
•
High Yield Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Local Currency Bond Fund
Investment Objective
The Fund seeks to maximize total return. The Fund’s investment objective may be changed without a shareholder vote. The “total return” sought by the Fund consists of income, gains and capital appreciation, if any.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries (as defined below). For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by an emerging market government and issuers otherwise represented in the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any currency, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, firm commitment, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limit in debt securities that are rated below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”). Ordinarily, at least 70% of the securities held by the Fund will be rated by at least one internationally recognized rating agency or issued by a Sovereign or Quasi-Sovereign issuer that itself is rated.
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 7 years.
The Fund is “non-diversified,” which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”
Although the Fund may gain most of its investment exposure to bonds and other debt instruments by investing directly in them, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to bonds and other debt instruments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including relating to currencies, and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds

(“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to the non-U.S. currency that exceeds 30% of the Fund’s net assets.
In managing the Fund, the Investment Team employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international), combined with an analytically-driven, bottom-up approach to making purchase and sale decisions. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments denominated in the local currencies of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks) the following:
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Currency Risk
•
Geographic Focus Risk
•
Credit Risk
•
Counterparty and Third Party Risk
•
Currency Management Strategies Risk
•
Derivatives Risk
•
High Yield Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
Issuer Non-Diversification Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk

•
Market Risk
•
Mortgage-Backed and Asset-Backed Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Corporate Income Fund
Investment Objective
The Fund seeks to maximize total return. The Fund’s investment objective may be changed without a shareholder vote. The “total return” sought by the Fund consists of income, gains and capital appreciation, if any.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers do not include Sovereigns or governmental agency issuers, but may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., CITIC, Qatar Telecom). Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types issued by Corporate issuers, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are rated below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.
Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts (including contracts relating to currencies), and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.

In managing the Fund, the Investment Team employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in Corporate issuers it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks) the following:
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Bank Loans Risk
•
High Yield Risk
•
Geographic Focus Risk
•
Issuer Risk
•
Credit Risk
•
Counterparty and Third Party Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Short Duration Fund
Investment Objective
The Fund seeks to maximize total return. The Fund’s investment objective may be changed without a shareholder vote. The “total return” sought by the Fund consists of income, gains and capital appreciation, if any.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration.
Duration is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Sovereigns are governments of Emerging Market Countries. For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. For these purposes, governmental entities include a province, a city and local or regional governmental bodies. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large capitalization issuers may vary significantly over time.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are rated below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund is “non-diversified,” which means that it may invest a relatively large portion of its assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.”
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies.

The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 35% of its net assets in any one Emerging Market Country.
In managing the Fund, the Investment Team employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of short duration fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks) the following:
•
Emerging Markets Risk
•
Foreign Investment Risk
•
High Yield Risk
•
Geographic Focus Risk
•
Currency Risk
•
Issuer Risk

•
Credit Risk
•
Counterparty and Third Party Risk
•
Currency Management Strategies Risk
•
Derivatives Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
Issuer Non-Diversification Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Active Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without a shareholder vote.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is either domiciled in an Emerging Market Country, or an issuer deriving at least 50% of its revenues in or from one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in initial public offerings.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager seeks to identify equity investments within Emerging Markets.
The Fund is managed actively, utilizing a top-down approach, taking into account macro- and micro-economic insights, supplemented by bottom-up research.
Macro-economic insights are based on the Investment Manager’s economic research on Emerging Market Countries. Micro-economic insights are derived from an analysis of aggregate earnings, and country- and industry-specific factors, which include demand/supply, level of competition, regulatory environment and interest rates.

Macro- and micro-economic insights are together used to identify areas within the investable universe that the Investment Manager believes exhibit attractive fundamentals. Within these attractive areas, bottom-up research is conducted to select particular instruments based on anticipated return potential. Bottom-up research includes analysis of businesses, earnings expectations, underlying business assumptions and risks, and takes into account market factors including market positioning and capital flows.
The Fund’s portfolio is constructed from equity securities with what the Investment Manager believes to have attractive risk-adjusted upside potential. The Fund’s active weighting of investments across countries, industries and sectors reflects the Investment Manager’s top-down preferences, which may vary significantly over time. The overall liquidity, volatility and beta of the portfolio are also informed by the Investment Manager’s macro-economic insights. The number of individual securities held in the Fund’s portfolio may vary over time based on the outlook of the portfolio managers, market conditions and other factors, and the Fund is not managed to have a particular number or range of portfolio holdings.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these instruments will be counted toward the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks) the following:
•
Equity Securities Risk
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Focused Investment Risk
•
Geographic Focus Risk
•
Convertible Securities Risk
•
Counterparty and Third Party Risk
•
Credit Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Frontier Markets Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
IPO Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Small-Cap Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without a shareholder vote.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as any issuer included in the MSCI Emerging Market Small Cap Index at the time of purchase, as well as any issuer with a market capitalization that is in the lowest 15% of the market capitalization range of issuers included in the MSCI Emerging Markets Investible Market Index (IMI) at the time of purchase (between $26 million and $3.7 billion as of January 2, 2020). An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Investment Manager’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, such as price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth, and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. As part of this process, the Investment Manager conducts visits to various companies in the small-capitalization segment of Emerging Market Countries and utilizes a proprietary database and earnings forecasts to compare applicable industries and issuers. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of Small-Capitalization Emerging Market Issuers.
The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks) the following:
•
Small and Mid-Sized Companies Risk
•
Equity Securities Risk
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Focused Investment Risk
•
Geographic Focus Risk
•
Convertible Securities Risk
•
Counterparty and Third Party Risk
•
Credit Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
IPO Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Frontier Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without a shareholder vote.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market Issuers, which may be denominated in any currency, including the local currency of the issuer. A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries.
Frontier Market countries are countries that either currently or in the future are represented in widely-recognized indices of frontier market securities or the Investment Manager considers the market to have frontier market characteristics in respect to economic, political or market structure.
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in one or more Frontier Market Countries or regions, particularly in the case of countries that may have restrictions on foreign investment or countries where such investments may represent an efficient method of achieving investment exposure. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements.
The Fund may invest in companies of any market capitalization and may also invest in initial public offerings. The Fund’s benchmark index, the MSCI Frontier + Select Emerging Markets Countries Capped Index, is currently concentrated in the commercial banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the commercial banking industry. As of the date of this prospectus, the Fund’s investments are concentrated in the commercial banking industry.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the portfolio managers of the Investment Manager (the “Portfolio Managers”) use principally a bottom-up approach to identify particular securities for investment within Frontier Market Countries. The Portfolio Managers’ investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The Portfolio Managers analyze the universe of available Frontier Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, such as price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth, and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage, and hidden assets. As part of this process, the Portfolio Managers conduct visits to various companies in the Frontier Market Countries and utilize a proprietary database and earnings forecasts to compare applicable industries and issuers. The screening process is designed, in part, to avoid investments deemed by the Portfolio Managers to have unacceptable risk factors. The Portfolio Managers also review and take into account overall Fund exposures to particular Frontier Market Countries and sectors in an effort to construct a portfolio that provides a measure of diversification among Frontier Market Countries and sectors. Taking into account the results of this screening process, the Portfolio Managers select particular investments designed to produce a diversified equity portfolio of Frontier Market Issuers.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Frontier Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Portfolio Managers may in their sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to their investment change adversely or when a more attractive candidate is identified.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks) the following:
•
Equity Securities Risk
•
Frontier Markets Risk
•
Foreign Investment Risk
•
Focused Investment Risk
•
Banking Industry Risk
•
Geographic Focus Risk
•
Convertible Securities Risk
•
Counterparty and Third Party Risk
•
Credit Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
IPO Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without a shareholder vote.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.
The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:
•
Market Factors— including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).

•
Macro-Economic Factors— including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.
•
Political Factors— including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.
•
Market Development— the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.
•
Investment Restrictions— including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.
The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.
The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non-Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks) the following:
•
Equity Securities Risk
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Financial Services Risk
•
Focused Investment Risk
•
Geographic Focus Risk
•
Convertible Securities Risk
•
Counterparty and Third Party Risk
•
Credit Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Inflation/Deflation Risk

•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
IPO Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Equity ESG Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria (as described below). An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g. the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Investment Manager incorporates environmental, social and corporate governance risk considerations into issuer analysis and uses its ESG Scoring Process (as defined below) to help identify what it believes to be high quality companies with strong performance or potential when measured against the ESG Criteria. The Investment Manager looks at the relevant issuer’s sustainability by assessing the strength and enduring nature of an issuer’s competitive advantages, which are supported by long term planning and investment. Issuers that score poorly during the ESG Scoring Process are excluded from the list of potential investments.
The Investment Manager defines and assesses ESG Criteria on the basis of an issuer’s performance against the following metrics:
•
Environment: Global and local impact, greenhouse gas emissions, water and waste management, incidents of environmental pollution, energy management and use of green energy, policies and innovations to limit negative impact.
•
Social: Employee diversity and inclusion, customer welfare, human rights, community relations, labour practices, health and safety, supply chain management, materiality of philanthropy spend, product quality and safety.
•
Governance: Governance structure, transparency and disclosure, representation of minority interests, public listing and reporting, management accessibility, key performance indicators used to design long-term incentive schemes, policies and strategies to mitigate the impact of ESG risks.
ESG Scoring Process means the scoring process of the Investment Manager whereby the Investment Manager issues a score to each issuer, based on their historical and current performance, taking into account the environmental, social or governance risks that an issuer may present and the performance of each issuer against ESG Criteria. Individual ESG criteria generally will be given equal weight. The process relies on information drawn from a range of data sources, including data from third party service providers, which is subject to change.
The Fund seeks to avoid investing in issuers that the Adviser determines have significant involvement (i.e., more than 10% of revenues) in the manufacture, distribution or sale of fossil fuels or tobacco products and in gambling, pornography or defense (including controversial weapons) industries, or other issuers that engage in business practices that the Adviser determines to be sub-standard from an ESG or sustainability perspective in relation to their industry or sector.
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom-up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top-down process to identify further opportunities and risks.
The Investment Manager’s top-down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:
•
Market Factors— including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).
•
Macro-Economic Factors— including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.
•
Political Factors— including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.
•
Market Development— the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.
•
Investment Restrictions— including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.
The Investment Manager uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, ESG Criteria, sustainability factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Sustainability factors include the level and sustainability of returns on capital, the ability to generate strong predictable cash flow, balance sheet figures and skillful management teams that can sustain competitive advantages. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries that satisfy the ESG Criteria.

The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non-Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers that the Investment Manager believes satisfy the ESG Criteria. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
Principal Risks
The Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks) the following:
•
Equity Securities Risk
•
Emerging Markets Risk
•
ESG Criteria Risk
•
Foreign Investment Risk
•
Focused Investment Risk
•
Financial Services Risk
•
Geographic Focus Risk
•
Limited Operating History Risk
•
Convertible Securities Risk
•
Counterparty and Third Party Risk
•
Credit Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Frontier Markets Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
IPO Risk
•
Issuer Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Short Duration Select Fund
Investment Objective
The Fund seeks to maximize total return.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years, and an Investment Grade weighted average credit rating. The Fund has no restrictions on individual security duration.
Investment Grade means a credit rating of BBB- or above from Standard & Poor’s or equivalent rating from Moody’s or Fitch. If an investment is rated by two or more rating agencies, the highest rating will apply. If an investment is not rated at the time of acquisition, the rating of the relevant issuer or the Sovereign shall apply. If an investment is downgraded after the date of acquisition by the Fund then the Investment Manager has discretion as to whether to hold the investment.
Weighted average credit rating for these purposes is determined by reference to the credit quality of eligible instruments, which include rated securities and debt instruments held by the Fund and derivatives where the rating of the underlying instrument can be identified (cash, unrated and unrateable instruments are not included in the calculation). Weights are based on the market value of each eligible instrument divided by the total market value attributable to eligible instruments held by the Fund.
Duration is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Sovereigns are governments of Emerging Market Countries. For these purposes, Sovereigns may include EM Supra-Nationals. Quasi-Sovereigns are entities (including a local or regional governmental body) that are 100% guaranteed by a Sovereign or 100% directly or indirectly owned or controlled by a Sovereign. For the avoidance of doubt, a province and a city are classified as Quasi-Sovereigns. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large capitalization issuers may vary significantly over time.
The Fund’s benchmark index, the JP Morgan CEMBI Investment Grade Broad Diversified (1-3 years) Index, is currently concentrated in the banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the banking industry. As of the date of this prospectus, the Fund’s investments are concentrated in the banking industry.

The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest in debt securities that are rated below Investment Grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”).
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies.
The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
In managing the Fund, the Investment Team employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of short duration fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.

Principal Risks
It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks) the following:
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Geographic Focus Risk
•
Currency Risk
•
Issuer Risk
•
Credit Risk
•
Limited Operating History Risk
•
Banking Industry Risk
•
Counterparty and Third Party Risk
•
Currency Management Strategies Risk
•
Derivatives Risk
•
Equity Securities Risk
•
Focused Investment Risk
•
High Yield Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
Large Shareholder Risk
•
Leverage Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Investment Grade Income Fund
Investment Objective
The Fund seeks to maximize income, with a secondary objective of long-term capital appreciation.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereigns, Quasi-Sovereigns and Corporate issuers of Emerging Market Countries and EM Supra-Nationals denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund has no restrictions on individual security duration. The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in Investment Grade bonds and other Investment Grade debt instruments of Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries and EM Supra-Nationals. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described below will be counted toward satisfaction of the Fund’s 80% investment policy.
Investment Grade means a credit rating of BBB- or above from Standard & Poor’s or equivalent rating from Moody’s or Fitch or, if unrated, determined by the Investment Manager to be of comparable quality. If an investment is rated by two or more rating agencies, the highest rating will apply. If an investment is not rated at the time of acquisition, the Investment Manager may take into account the rating of the relevant issuer or the Sovereign in determining its equivalent rating.
Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are entities (including a local or regional governmental body) that are 100% guaranteed by a Sovereign or 100% directly or indirectly owned or controlled by a Sovereign. For the avoidance of doubt, a province and a city are classified as Quasi-Sovereigns. EM Supra-Nationals are Supra-National entities issuing debt in a local currency of an Emerging Market Country or linked to an Emerging Market sovereign credit risk. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in an Emerging Market Index.
The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may invest in debt securities that are rated below Investment Grade or that are unrated but judged by the Investment Manager to be of comparable quality (i.e., “junk bonds”). The Fund will not invest in securities rated CCC or below.
The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.

The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants, resulting from debt conversion or restructuring. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
In managing the Fund, the Investment Team employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of fixed-income securities in an effort to limit the Fund’s exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks) the following:
•
Emerging Markets Risk
•
Foreign Investment Risk
•
Geographic Focus Risk
•
Issuer Risk
•
Credit Risk
•
Limited Operating History Risk
•
Counterparty and Third Party Risk
•
Currency Management Strategies Risk
•
Currency Risk
•
Derivatives Risk
•
Equity Securities Risk
•
High Yield Risk
•
Inflation/Deflation Risk
•
Interest Rate Risk
•
Investments in Pooled Vehicles Risk
•
Large Shareholder Risk
•
Leverage Risk
•
LIBOR Replacement Risk
•
Liquidity Risk
•
Management Risk
•
Market Risk
•
Over-the-Counter Risk
•
Portfolio Turnover Risk
•
Small and Mid-Sized Companies Risk
•
Valuation Risk

Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Ashmore Emerging Markets Corporate Income ESG Fund
Investment Objective
The Fund seeks to maximize total return.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7), focusing on issuers that the Investment Manager believes satisfy the ESG Criteria (as described below). A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers do not include Sovereigns or governmental agency issuers, but may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., CITIC, Qatar Telecom). Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and any country that is included in an Emerging Market Index.
The Investment Manager incorporates environmental, social and corporate governance risk considerations into issuer analysis and uses its ESG Scoring Process (as defined below) to help identify what it believes to be high quality companies with strong performance or potential when measured against the ESG Criteria. The Investment Manager looks at the relevant issuer’s sustainability by assessing the strength and enduring nature of an issuer’s competitive advantages, which are supported by long term planning and investment. Issuers that score poorly during the ESG Scoring Process are excluded from the list of potential investments.
The Investment Manager defines and assesses ESG Criteria on the basis of an issuer’s performance against the following metrics:
•
Environment: Global and local impact, greenhouse gas emissions, water and waste management, incidents of environmental pollution, energy management and use of green energy, policies and innovations to limit negative impact.
•
Social: Employee diversity and inclusion, customer welfare, human rights, community relations, labour practices, health and safety, supply chain management, materiality of philanthropy spend, product quality and safety.
•
Governance: Governance structure, transparency and disclosure, representation of minority interests, public listing and reporting, management accessibility, key performance indicators used to design long-term incentive schemes, policies and strategies to mitigate the impact of ESG risks.
ESG Scoring Process means the scoring process of the Investment Manager whereby the Investment Manager issues a score to each issuer, based on their historical and current performance, taking into account the environmental, social or governance risks that an issuer may present and the performance of each issuer against ESG Criteria. Individual ESG criteria generally will be given equal weight. The process relies on information drawn from a range of data sources, including data from third party service providers, which is subject to change.
The Fund seeks to avoid investing in issuers that the Adviser determines have significant involvement (i.e., more than 10% of revenues) in the manufacture, distribution or sale of fossil fuels or tobacco products and in gambling, pornography or defense (including controversial weapons) industries, or other issuers that engage in business practices that the Adviser determines to be sub-standard from an ESG or sustainability perspective in relation to their industry or sector.
The Fund may invest in debt instruments of all types issued by Corporate issuers, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.
Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts (including contracts related to currencies), and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
The Fund may invest in convertible debt instruments and equity securities related to convertible securities or warrants the Fund holds or has held, as well as acquire and hold equity securities, including warrants. The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly. The Fund may also lend its portfolio securities, borrow money for investment and other purposes, and enter into repurchase and reverse repurchase agreement transactions.
The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.
The Fund may invest in obligations of any credit quality, including obligations that are in default or that are subject to insolvency proceedings. The Fund may invest without limitation in debt securities that are of below investment grade or that are unrated but judged by the Investment Manager to be of comparable quality (“junk bonds”).
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above) that the Investment Manager believes satisfy the ESG Criteria (as described above). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the bid/asked spread on purchases and sales of securities, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, may adversely affect the Fund’s investment performance.
Principal Risks
It is possible to lose money on an investment in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first nine risks) the following:
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Emerging Markets Risk
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ESG Criteria Risk
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Foreign Investment Risk
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Bank Loans Risk
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High Yield Risk
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Geographic Focus Risk
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Issuer Risk
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Credit Risk
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Lack of Operating History Risk
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Counterparty and Third Party Risk
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Convertible Securities Risk
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Currency Management Strategies Risk
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Currency Risk
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Derivatives Risk
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Focused Investment Risk
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Inflation/Deflation Risk
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Interest Rate Risk
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Large Shareholder Risk
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Leverage Risk
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LIBOR Replacement Risk
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Liquidity Risk
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Management Risk
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Market Risk
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Over-the-Counter Risk
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Portfolio Turnover Risk
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Small and Mid-Sized Companies Risk
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Valuation Risk
Please see “SUMMARY OF PRINCIPAL RISKS” following this section for a description of these and other risks of investing in the Fund.

Summary of Principal Risks
The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The summary section of this prospectus indicates which of the following risks are considered “principal risks” of each Fund; however, each of the risks described below are applicable to each Fund to some degree. It is possible to lose part or all of your money on an investment in the Funds.
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Banking Industry Risk. Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in frontier and emerging markets may be ineffective and underdeveloped relative to more developed markets. The banking industry is particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates, and the values of banking industry participants will be sensitive to various factors, such as the credit quality of their debtors and counterparties. The credit quality of the debtors and counterparties of banks in frontier and emerging markets may be significantly lower than that of banks in other more developed markets, leading to such banks incurring greater losses than banks in more developed markets. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Banking industry participants in frontier and emerging markets may have less access to capital and may be significantly less capitalized than banks in more developed markets, leading them to be more likely to fail under adverse economic conditions. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. There is a risk that banking industry participants in frontier and emerging markets may be nationalized or forced to merge, take additional capital, or undergo other corporate actions on terms that are unfavorable to holders of the participant’s stock and/or debt. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. As the world economies are still recovering from the financial crisis of 2008-2009 that affected the banking industry more directly than other industries, the banking sector may still be considered riskier than other business sectors. A number of large financial institutions have failed, merged with stronger institutions or have had significant government infusions of capital. This situation created instability in the financial markets and caused certain financial companies to incur large losses. Some financial institutions experienced declines in the valuations of their assets and securities or even ceased operations. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industry of frontier and emerging markets can be considered riskier than the U.S. banking industry.
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Bank Loans Risk. The Funds may invest in bank loans and participations. Risks associated with these obligations include, but are not limited to: inadequate perfection of the security interest granted under the loan documents; inadequate collateral; the possible invalidation or compromise of a loan transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws; the validity and seniority of bank claims and guarantees; environmental liability that may arise with respect to collateral securing the obligations; adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; long and less certain settlement periods; limitations on the ability of the Funds to directly enforce their rights with respect to participations and illiquidity in the market for the resale of such loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loan, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Funds may not recover their investment or recovery may be delayed. By investing in a loan, the Funds may become a member of the syndicate.
If a loan is acquired through an assignment, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a loan is acquired through a participation, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will be exposed to the credit risk of both the borrower and the institution selling the participation.

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Convertible Securities Risk. Convertible securities are fixed income securities, preferred stocks or other securities that normally pay interest or dividends and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”). To the extent the market price of the underlying stock approaches or is greater than the conversion price, the convertible security’s market value tends to correlate with the market price of the underlying stock and will be subject to the risks affecting equity securities in general to a greater degree. See “Equity Securities Risk” below. To the extent the market price of the underlying stock is below the conversion price, the value of the convertible security tends to be influenced more by the yield of the convertible security. See “Interest Rate Risk” below.
Convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.
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Counterparty and Third Party Risk. Transactions involving a counterparty to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument or transaction, or to a third party responsible for servicing the instrument or transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction. This is the risk that the issuer, guarantor, counterparty or third party to a particular instrument, investment or transaction becomes unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks.
If a counterparty defaults, a Fund may have contractual remedies, but the Fund may be unable to enforce them. The obligations of counterparties are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. If a counterparty defaults, a Fund may have to participate in legal proceedings involving the counterparty. This could increase the Fund’s operating expenses and decrease its net asset value. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. Counterparty risk is still present even if a counterparty’s obligations are secured by collateral because, for example, the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.
The Funds are also subject to counterparty risk to the extent they execute a significant portion of their securities transactions through a single broker, dealer, or counterparty to a derivatives transaction, such as a futures commission merchant. If the broker, dealer or other counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell at favorable times or prices, resulting in losses for the Funds.
Derivatives transactions, especially over-the-counter derivatives, involve significant counterparty risk. Those derivative instruments involving high amounts of counterparty risk, include, among others, swaps (including interest rate swaps, total return swaps and credit default swaps), structured notes, forward currency contracts, and over-the-counter options contracts.
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Credit Risk. A Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. Credit risk is generally greater for investments issued at less than their face values and which are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit risk is particularly pronounced for below investment grade securities (also known as “high yield” or “junk” bonds). See “High Yield Risk.”

The obligations of issuers are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. If an issuer defaults, a Fund may have to participate in legal proceedings involving the issuer. This could increase the Fund’s operating expenses and decrease its net asset value.
Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although the Investment Manager may in its sole discretion consider credit ratings in making investment decisions, the Investment Manager may, as it deems appropriate to attain the investment objective of the Fund, perform its own investment analysis and may not rely only on ratings assigned by the rating agencies. The Investment Manager’s success in achieving a Fund’s investment objective may depend more on the Investment Manager’s credit analysis when the Fund buys lower quality instruments than when the Fund buys higher quality instruments.
Derivatives transactions, especially over-the-counter derivatives, involve significant credit risk. Those derivative instruments involving high amounts of credit risk, include, among others, swaps (including interest rate swaps, total return swaps and credit default swaps), structured notes, forward currency contracts, and over-the-counter options contracts.
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Currency Management Strategies Risk. Currency management strategies, including forward currency contracts and cross-hedging, may substantially change a Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager expects. In addition, currency management strategies, to the extent that such strategies reduce a Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Investment Manager’s use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency markets are generally less regulated than securities markets.
Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may involve significant amounts of currency management strategies risk. A Fund that may utilize these types of instruments to a significant extent will be especially subject to currency management strategies risk.
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Currency Risk. The Funds’ shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Funds are paid in U.S. dollars. However, a substantial portion of a Fund’s assets may be denominated in foreign (non-U.S.) currencies and income received by the Funds from many of their investments may be paid in foreign currencies. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the value of a Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and a Fund’s income available for distribution. The values of foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies may be adversely affected by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, restrictions or prohibitions on the repatriation of foreign currencies, changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad. The local emerging market currencies in which a Fund may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries. To the extent a Fund has invested in debt instruments of companies located or doing business in foreign markets and that have issued debt instruments denominated in U.S. dollars or another non-local currency, fluctuations in currency exchange rates could also negatively impact such investments. For example, increases in the value of the U.S. dollar relative to its value at the time the debt was issued can increase the costs of interest and repayment to the issuer and could result in defaults on an issuer’s debt obligations.
Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.
Some of the local currencies in which the Fund may invest are neither freely convertible into one of the major currencies nor internationally traded. The local currencies may be convertible into other currencies only inside the relevant emerging market where the limited availability of such other currencies may tend to inflate their values relative to the local currency in question. Such internal exchange markets can therefore be said to be neither liquid nor competitive. In addition, many of the currencies of Emerging Market Countries in which a Fund may invest have experienced steady devaluation relative to freely convertible currencies.
The Investment Manager may, but is not required to, attempt to mitigate (or “hedge”) the risks associated with currency fluctuations by entering into forward, futures and options or other contracts to purchase or sell the currency of denomination of any investment held by a Fund and any other currencies held by the Fund. Such contracts may not be available on favorable terms or in all of the currencies in which a Fund may invest from time to time. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. There is no assurance that any such hedging strategies will be available or will be used by a Fund or, if used, that they will be successful.
The Funds may use derivatives to acquire positions in currencies whose value the Investment Manager expects to correlate with the value of currencies the Fund owns, currencies the Investment Manager wants the Fund to own, or currencies the Fund is exposed to through its investments. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on its holdings of a particular currency and also lose money on the derivative. Many of the Funds also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments.
Derivatives transactions, especially forward currency contracts and currency-related futures contracts and swap agreements, may involve significant amounts of currency risk.
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Derivatives Risk. Investing in derivative instruments may be considered risky and involves correlation, documentation, counterparty, interest rate, leverage, liquidity, market, management, and valuation risks and the risk of losing more than the principal amount invested.
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indexes). A Fund may invest in a variety of derivative instruments for investment or risk management purposes. A Fund may use derivatives to gain exposure to securities markets in which it may invest. A Fund may also use derivatives to add leverage to its portfolio. The values of the derivatives may be highly volatile. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative instruments include, but are not limited to, option contracts (including options on futures contracts), participation notes, futures and forward contracts, swap agreements (including total return, interest rate and credit-default swaps) and short sales. A Fund may also have exposure to derivatives, such as interest rate or credit-default swaps, through investment in credit-linked trust certificates and other securities issued by special purpose or structured vehicles. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as currency risk, liquidity risk, interest rate risk, issuer risk, credit risk, leverage risk, counterparty risk, management risk and, if applicable, small and mid-sized companies risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions for investment exposure or to reduce exposure to risks when that would be beneficial. A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged. A Fund’s use of derivatives also may affect the character and/or timing of income received and increase the amount of or accelerate taxes payable by shareholders of the Fund.
Many derivative transactions are “over-the-counter” (not entered on an exchange or contract market or held through a clearing house); as a result, the value of such a derivative transaction will depend on the ability and willingness of the Fund’s counterparty to perform its obligations under the transaction. See “Over-the-Counter Risk.” A Fund may be required to segregate certain of its assets on the books of its custodian in respect of derivatives transactions entered into by the Fund.
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Emerging Markets Risk. Investing in emerging market securities and currencies entails all of the risks of investing in foreign (non-U.S.) investments (see “Foreign Investment Risk”), but to a heightened degree. Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies. Additional risks of emerging market securities may include: greater political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which a Fund is exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. Stress testing is one of the measures considered as part of the product design and is used to estimate the potential impact to a Fund’s mark to market performance in a period of market stress. By its nature, these estimates typically rely on judgement and modelling assumptions and given the range of potential outcomes in the future, the actual impact to a Fund’s performance can be significantly greater or smaller. Based on stress testing results, the Fund may incur significant mark to market adverse performance and in extreme circumstances this could result in a total loss of your investment. Because of the risks involved, investment in the Fund is only suitable for investors who have experience of volatile products, understand the risks involved and are able to bear the loss of a substantial portion or even all of the money they invest in the Fund. As a result of these risks investors are strongly advised to seek independent professional advice on the implications of investing in the Fund.
Certain Emerging Market Countries may impose restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors, including the Funds, may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, nationalization or the creation of government monopolies. The currencies of Emerging Market Countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. See “Currency Risk.” Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain Emerging Market Countries. Emerging market securities may trade in more limited volume than comparable securities in developed foreign markets.
Emerging market securities may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security, all of which would negatively affect a Fund’s performance.
Custody services in many Emerging Market Countries remain undeveloped and, although a Fund’s custodian and the Investment Manager will seek to establish control mechanisms, including the selection of sub-custodians, nominees or agents (“Sub-custodians”) to register securities on behalf of a Fund and perform regular checks of entries on relevant securities registers to ensure that the Fund’s interests continue to be recorded, there is a transaction and custody risk of dealing in securities of Emerging Market Countries.
Although a Fund’s custodian will seek to satisfy itself that each Sub-custodian selected to provide for the safe custody or control of a Fund’s investments is fit and proper and that arrangements are in place to safeguard the interests of shareholders of a Fund, under the Fund’s agreement with the custodian, the custodian will only be liable for certain limited acts of the Sub-custodian (e.g., fraud). The Fund may therefore have a potential exposure on the default of any Sub-custodian and, as a result, many of the protections which would normally be provided to an investment fund by a trustee, custodian or Sub-custodian will not be available to a Fund.
It must be appreciated that the Fund will be investing in Emerging Market Countries where the current law and market practice carry fewer safeguards than in more developed markets, including the protection of client securities against claims from general creditors in the event of the insolvency of an agent selected to hold securities on behalf of a Fund and that the custodian, the Investment Manager and a Fund’s administrator have assumed no liability for losses resulting from a Fund acting in accordance with such practice.
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Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.
A Fund may invest in equity securities of companies that its Investment Manager believes will experience relatively rapid earnings growth (“growth securities”) or that its Investment Manager believes are selling at a price lower than their true value (“value securities”). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the Investment Manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the Investment Manager anticipates.
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ESG Criteria Risk. The ESG Criteria applied by a Fund may cause a Fund to perform differently—positively or negatively—when compared to funds that do not take into account similar characteristics. The application of the ESG Criteria may cause a Fund to sell or avoid stocks that subsequently perform well. There is a risk that the issuers identified by the ESG Criteria may not operate sustainably or within such criteria as expected. Furthermore, different interpretations of what it means for an issuer to be sustainable or to have positive ESG metrics may be applied by market participants. There are no universally agreed upon objective standards for assessing ESG Criteria for companies. ESG Criteria tend to have subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other criteria. ESG Criteria can vary over different periods and can evolve over time. They also may be difficult to apply consistently across regions, countries, industries or sectors. For these reasons, ESG standards may be aspirational and tend to be stated broadly and applied flexibly.
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Financial Services Risk. Investments in issuers in the financial services sector are subject to various risks affecting financial services companies and the financial services sector generally. The values of investments in the financial services sector are particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates. Financial services companies may be exposed to leverage, which could magnify investment losses under adverse market conditions. Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. In some cases, governmental regulation or intervention can affect the capital structure of an issuer in the financial services sector, which can materially and adversely affect the values of existing investments in the issuer. Government regulation or intervention may also limit the types and amounts of loans and other commitments financial services companies make, the types of investments and trading they can engage in on their own behalf and the interest rates and fees they charge, each of which can have a materially adverse effect on the financial condition of an issuer in the financial services sector. The impact of recent or future regulation in various countries on any individual financial institution or on the sector as a whole cannot be predicted. Investments in the financial services sector are also subject to the risk that unexpected market, economic, political, regulatory or other events might lead to a decline in the value of most or all companies in the financial services sector. In addition, the financial services sector of emerging markets can be considered riskier than the U.S. financial services sector.
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Focused Investment Risk. Focusing a Fund’s investments in a small number of issuers, industries or foreign currencies increases risk. A Fund that invests a significant portion of its assets in a relatively small number of issuers, industries or foreign currencies may involve more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
A Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency. Similarly, if a Fund focuses its investments in a certain type of issuer, it will be particularly vulnerable to events affecting such type of issuer. Also, a Fund may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.
Furthermore, certain issuers and industries may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
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Foreign Investment Risk. Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.
Investing in foreign securities involves a possibility of nationalization or expropriation of assets, confiscatory taxation, embargoes or economic sanctions on a country, sector or issuer, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund’s assets held abroad) and expenses not present in the settlement of domestic investments. The costs of investing in foreign countries are frequently higher than the costs of investing in the United States.
In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the Funds may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to a Fund’s investments in foreign securities. Gross proceeds received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders.
In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions to shareholders.
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Frontier Markets Risk. Investing in frontier market securities and currencies entails all of the risks of investing in foreign (non-U.S.) investments (see “Foreign Investment Risk”), but to a heightened degree. Compared to foreign developed and emerging markets, investing in frontier markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and greater custody risk. Additional risks of emerging market securities may include: greater political instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.
Certain Frontier Market Countries may impose restrictions on foreign investment and repatriation of investment income and capital. In addition, foreign investors, including the Fund, may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, nationalization or the creation of government monopolies. The currencies of Frontier Market Countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. See “Currency Risk.” Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain Frontier Market Countries. Frontier market securities may trade in more limited volume than comparable securities in foreign developed and emerging markets.
Frontier market securities may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security, all of which would negatively affect the Fund’s performance.
Custody services in many Frontier Market Countries remain undeveloped and, although the Fund’s custodian will seek to establish control mechanisms, including the selection of sub-custodians, nominees or agents (“Sub-custodians”) to register securities on behalf of the Fund and perform regular checks of entries on relevant securities registers to ensure that the Fund’s interests continue to be recorded, there is significant transaction and custody risk in dealing in securities of Frontier Market Countries. Under the Fund’s agreement with the custodian, the custodian will only be liable for certain limited acts of the Sub-custodian (e.g., fraud). The Fund may therefore have a potential exposure on the default of any Sub-custodian.
The laws and market practice of Frontier Market Countries carry fewer safeguards than more developed markets, including, for example, the protection of client securities against claims from general creditors in the event of the insolvency of an agent selected to hold securities on behalf of the Fund and that the custodian, the Investment Manager and the Fund’s administrator have assumed no liability for losses resulting from the Fund acting in accordance with such practice.
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Geographic Focus Risk. A Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or geographic regions to the extent the Fund focuses its investments in such countries or regions. To the extent that a Fund invests a substantial amount of its assets in a particular country or geographic region it will be subject to higher levels of risk and volatility than other mutual funds that are more geographically diversified because the Fund will generally have heightened exposure to regional economic, political, regulatory or other risks associated with that country or region.

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High Yield Risk. Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Below investment grade securities are those that are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by either Standard & Poor’s (“S&P”) or Fitch Investor Services, Inc. (“Fitch”) or an equivalent rating agency or that are unrated and judged by the Investment Manager to be of comparable quality. The debt instruments of many foreign governments, including their agencies, sub-divisions and instrumentalities, are below investment grade. This reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and likely to fall. Lower-quality debt instruments usually have a more limited market than higher-quality debt instruments, which may at times make it difficult for a Fund to buy or sell certain debt instruments or to establish their fair value. A default or expected default could also make it difficult for a Fund to sell below investment grade investments at prices approximating the values the Fund had previously placed on them.
During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities may be particularly volatile. Although offering the potential for higher investment returns, high yield securities often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse economic and competitive industry conditions. High yield securities are also often subject to greater sensitivity to interest rate and economic changes and may present valuation difficulties. The market price of these securities can change suddenly and unexpectedly.
Among the high yield securities in which a Fund may invest are debt instruments of financially distressed issuers, including those that are in default or the issuers of which are in bankruptcy. Investments in the securities of financially distressed issuers involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled issuer is that information as to the true financial condition of the issuer may frequently be difficult to obtain. The Investment Manager’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.
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Inflation/Deflation Risk. The value of a Fund’s investments and the income from its investments may decline as inflation reduces the value of money. Deflation risk is the risk that prices throughout the economy may decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
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Interest Rate Risk. Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. Interest rate risk is the risk that the values of debt securities and other instruments in a Fund’s portfolio will decline because of increases in market interest rates. Given that the Federal Reserve Board has begun, and may continue, to raise interest rates, a Fund may face a heightened level of interest rate risk.
The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. For example, if interest rates risk by one percentage point, the share price of a Fund with an average duration of one year would be expected to fall approximately 1% and the share price of a Fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a Fund with an average duration of one year would be expected to rise approximately 1% and the share price of a Fund with an average duration of five years would be expected to rise by about 5%. Interest rate risk is generally greater for investments with longer durations or maturities as well as for debt obligations that do not pay interest, such as zero coupon and principal-only securities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

During periods of rising interest rates, the average life of certain types of securities (e.g., mortgage-backed securities) may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.
A Fund may invest in variable- and floating-rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed-rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable- and floating-rate instruments generally will not increase in value if interest rates decline. A Fund may also invest in inverse floating-rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed-rate debt obligations with similar credit quality. To the extent a Fund holds variable- or floating-rate instruments, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.
Many derivatives transactions, especially interest rate swap agreements, involve significant amounts of interest rate risk.
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Investments in Pooled Vehicles Risk. Investing in another investment company or pooled vehicle, including closed-end funds, trusts, and ETFs, subjects a Fund to that company’s risks. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly that Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. ETFs issue redeemable securities, but because these securities may only be redeemed in kind in significant amounts, investors generally buy and sell shares in transactions on securities exchanges. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. A Fund that invests in other investment companies or other pooled vehicles is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected. Investments in certain investment companies or pooled vehicles (e.g., certain hedge or private equity funds), may be illiquid and their values may be extremely volatile, including as a result of the use of investment leverage.
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IPO Risk. Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available only for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
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Issuer Non-Diversification Risk. Some of the Funds are “non-diversified,” which means they may invest in fewer issuers, and, as a result, they may be subject to greater credit, market, and other risks than “diversified” funds. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence. Notwithstanding a Fund’s status as “non-diversified”, each Fund intends to qualify as a “regulated investment company” accorded special tax treatment under the Internal Revenue Code of 1986, as amended, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” funds.
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Issuer Risk. The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
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Lack of Operating History Risk. As of the date of this Prospectus, Ashmore Emerging Markets Corporate Income ESG Fund is newly organized and does not have an operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies. Therefore, investors have no performance or operating history to evaluate and Fund expenses may be higher than other mutual funds of greater size.

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Large Shareholder Risk. To the extent that shares of a Fund are purchased or held by large shareholders (e.g., institutional investors or other funds), the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to maintain a large cash position, is delayed in investing new cash, or must sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carry forwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s ability to use tax equalization.
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Leverage Risk. The use of leverage (i.e., where a Fund’s exposure to securities, assets, or currencies exceeds its net asset value) will increase the volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. If there is a net decrease (or increase) in the value of a Fund’s investment portfolio, any leverage will decrease (or increase) the net asset value per share to a greater extent than if the Fund were not leveraged. The use of leverage is considered to be a risky investment practice and may result in losses to the Fund.
Transactions that involve leverage include reverse repurchase agreements, borrowings, loans of portfolio securities, short sales, when issued, delayed delivery and forward commitment transactions, and derivatives (e.g., swaps, futures, participation notes and forward contracts). Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations to meet asset segregation requirements. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption. In addition, a Fund may manage some of their derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.
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LIBOR Replacement Risk. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. LIBOR may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. The UK Financial Conduct Authority previously announced that LIBOR rates would no longer be published after the end of 2021. Intercontinental Exchange, the administrator of LIBOR, recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications still ending by December 31, 2021. As a result of those announcements as well as subsequent developments, it remains unclear if, how and in what form LIBOR will continue to exist. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate, which is intended to replace the U.S. dollar LIBOR). Alternative reference rates can differ significantly from LIBOR – both in actual rate and how it is calculated – and it is unclear whether and when markets will adopt these rates as a widely accepted replacement for LIBOR. Various financial industry groups have begun planning for transition away from LIBOR, but there are also obstacles to converting certain securities and transactions to new reference rates. Markets are developing slowly and questions around the liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The effects of discontinuation of LIBOR on the Funds will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and marketpractices become more settled. All of the aforementioned may adversely affect a Fund’s performance or NAV.

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Limited Operating History Risk. As of the date of this prospectus, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund and Ashmore Emerging Markets Investment Grade Income Fund have limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies. Therefore, investors have limited performance or operating history to evaluate and Fund expenses may be higher than other mutual funds of greater size.
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Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or close out. The Fund’s investments in illiquid securities may reduce the returns of a Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Liquidity risk may also refer to the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each Fund may invest no more than 15% of its net assets (measured at the time of investment) in illiquid investments. Under Rule 22e-4 under the Investment Company Act of 1940 (the “Investment Company Act”), “illiquid investments” are defined as those investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Investments in foreign securities, especially emerging market securities, derivatives (in particular OTC derivatives), or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities are more susceptible to loss of value and their prices may decline more than other securities when markets decline generally. The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, a large position, or legal restrictions limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices. Illiquid securities may be highly volatile, difficult to value, and more likely to be fair valued than other securities. Legislative, regulatory and other actions taken by the United States Government and governments of other countries to address financial stability and other market or economic issues may significantly alter the liquidity of certain securities markets by causing certain parties, such as banks, that have historically served as market makers or providers of liquidity in certain markets to curtail those activities or withdraw from their market-making or liquidity providing activities altogether. The effects of these changes may be most pronounced during periods of market stress or significant market volatility. These developments may increase the Funds’ transaction costs and may limit the Funds’ ability to sell portfolio positions at or near the prices at which the Funds have valued them recently or to sell their positions timely or at all.
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Management Risk. Because the Funds are actively managed, each Fund’s investment return depends on the ability of the Investment Manager to manage its portfolio successfully. The Fund’s Investment Manager and its Investment Team or Portfolio Manager(s), as applicable, will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. A Fund’s ability to achieve its investment objective depends upon the Investment Manager’s ability to select successfully investments and asset allocations. There is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters.
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Market Risk. The value of securities and instruments owned by a Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting the economy, securities markets, or certain industries generally, including, for example, a decline in demand, labor or raw material shortages, increased production costs, regulation, or competitive industry conditions. In addition, it may decline due to general market conditions that are not specifically related to a company or industry or geographic area, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.
The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of a Fund’s investments. The wars in Iraq and Afghanistan and recent events in the Middle East have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. or other significant sovereign issuer would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. For example, in June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the European Union. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the United Kingdom and the European Union, provisionally went into effect. The UK Parliament has already ratified the agreement, and the EU Parliament has until February 28, 2021 to do the same. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in volatility in global stock markets and currency exchange rate fluctuations. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “SUMMARY OF PRINCIPAL RISKS” section will likely increase. Market disruptions, including sudden government interventions, can also prevent a Fund from implementing its investment program for a period of time and achieving its investment objective. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause a Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.
Securities markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, a Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment and relatively high level of government intervention.
Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s securities. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, the issuers of such instruments, or the counterparties or agents with which the Funds trade, in ways that are unforeseeable or not fully understood or anticipated. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.
Governments or their agencies have and may in the future acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

The Funds are subject to the risk that major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, may affect certain areas of the world, which may be economically sensitive to environmental events. The impact of epidemics and pandemics also could affect the economies of many nations, individual companies and financial markets in ways that cannot necessarily be foreseen. COVID-19, the novel respiratory disease also known as “coronavirus,” which was first detected in China in December 2019, has been detected internationally and declared a pandemic. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time. Such disasters and health crises, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted.
At such times, a Funds’ exposure to the risks described elsewhere in this section, including market risk, liquidity risk, foreign investment risk, emerging markets risk, currency risk, and credit and counterparty risk, will likely increase, perhaps dramatically. Market disruptions can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Funds’ derivative counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer such products on a more limited basis, or the current global economic crisis may limit a counterparty’s ability to satisfy its obligations.
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Mortgage-Backed and Asset-Backed Risk. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be pre-paid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of liquidity risk, valuation risk, and credit risk.
Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell.
A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

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Over-the-Counter Risk. Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk than securities principally traded on securities exchanges. In addition, the prices of such securities may include an undisclosed dealer markup, which a Fund pays as part of the purchase price. There can be no assurance that a Fund will be able to close out an over-the-counter position at an advantageous time or price.
“Over-the-counter” (or “OTC”) derivatives (such as forward foreign currency contracts and swap contracts) involve counterparty risk. A Fund that uses swap contracts is subject, in particular, to the creditworthiness of the contracts’ counterparties because some types of swap contracts have durations longer than six months (and, in some cases, a number of decades). In addition, the creditworthiness of a counterparty may be adversely affected by larger than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. OTC derivatives generally involve greater counterparty risk than exchange-traded derivatives. A Fund may have significant exposure to a single counterparty as a result of its use of swaps and other OTC derivatives.
•
Portfolio Turnover Risk. The investment policies of a Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves some expense to the Fund, such as commissions, bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders as ordinary income). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced.
•
Small and Mid-Sized Companies Risk. Micro, small and mid-sized companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may be more vulnerable to adverse developments than securities of larger companies, and a Fund may have difficulty establishing or closing out its securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers’ earnings potential or assets.
•
Valuation Risk. Certain securities and instruments may be difficult to value, and to the extent a Fund sells a security or instrument at a price lower than that used to value the security, the Fund’s net asset value will be adversely affected. A portion of a Fund’s assets may be valued by the Investment Manager at fair value pursuant to guidelines established by the Board of Trustees. A Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. To the extent the Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon sale of a security. If a Fund has overvalued securities it holds, a shareholder may end up paying too much for the Fund’s shares. If a Fund underestimates the price of its portfolio securities, a shareholder may not receive the full market value for Fund shares upon redemption. When the Fund invests in other mutual funds or investment pools, it will generally value its investments in those funds or pools based on the valuations determined by the funds or pools, which may not be precisely the same as if the net assets of the funds or pools had been valued using the procedures employed by the Fund to value its own assets. Valuation risks may be particularly severe to the extent that a Fund invests in high yield securities, illiquid securities and derivative instruments because there may be less liquid markets for these instruments or market quotations may not be readily available for them.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the SAI. In addition, the Investment Manager will periodically post information regarding each Fund’s portfolio holdings on the Funds’ website at www.ashmoregroup.com. The Funds’ policies with respect to the disclosure of portfolio holdings information are subject to change without notice.

Management of The Funds
Board of Trustees
The Board of Trustees of Ashmore Funds, a Massachusetts business trust (the “Trust”), of which each Fund is a separate series, has responsibility for the general oversight of the management of the Funds, including the general supervision of the Investment Manager and the Funds’ other service providers. The Board of Trustees is not involved in the day-to-day management of the Trust. A list of the Trustees and the Trust’s officers, and their present positions and principal occupations, is provided in the SAI.
Investment Manager
Under the terms of an Investment Management Agreement between the Trust and the Investment Manager with respect to each Fund (the “Investment Management Agreement”) and subject to the supervision of the Board of Trustees, Ashmore Investment Advisors Limited serves as each Fund’s Investment Manager and is responsible for managing, either directly or through others selected by it, the investments of each Fund. The Investment Manager’s principal business address is 61 Aldwych, London, United Kingdom, WC2B 4AE. As part of its planning for regulatory change and ongoing regulatory compliance in the United Kingdom, the advisory services provided to the Funds were novated from Ashmore Investment Management Limited (“AIML”), the Funds’ former investment adviser, to Ashmore Investment Advisors Limited effective July 18, 2014. AIML and Ashmore Investment Advisors Limited are both wholly owned subsidiaries of Ashmore Investments (UK) Limited, which is a wholly-owned subsidiary of Ashmore Group plc (“Ashmore Group”), a company incorporated in England and Wales that is listed on the official list of the UK Listing Authority and admitted to trading on the London Stock Exchange. As of December 31, 2020, the Investment Manager had under management assets of approximately $5.2 billion and the Investment Manager and its advisory affiliates that are owned by Ashmore Group had under management assets of approximately $93 billion in the aggregate.
A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement with respect to each of the Funds (other than Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund) is available in the Trust’s report to shareholders for the fiscal period ended April 30, 2020. A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement with respect to Ashmore Emerging Markets Investment Grade Income Fund is available in the Trust’s report to shareholders for the fiscal period ended October 31, 2020. A discussion regarding the Board of Trustees’ approval of the Investment Management Agreement with respect to Ashmore Emerging Markets Corporate Income ESG Fund will be available in the Trust’s report to shareholders for the fiscal period ending April 30, 2021.

Management Fees
During the fiscal year ended October 31, 2020 (except as noted), for the services provided to the Funds under the Investment Management Agreement, each Fund paid the Investment Manager a monthly fee at the following annual rates, stated as a percentage of the Fund’s average daily net assets.
	Contractual Management Fee	Net Management Fee (after waivers and recoupments)
Ashmore Emerging Markets Total Return Fund	1.00%	0.90%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%	0.42%
Ashmore Emerging Markets Corporate Income Fund	1.15%	1.04%
Ashmore Emerging Markets Short Duration Fund	0.65%	0.53%
Ashmore Emerging Markets Active Equity Fund	1.00%	0.73%
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%	0.46%
Ashmore Emerging Markets Frontier Equity Fund	1.50%	1.02%
Ashmore Emerging Markets Equity Fund	1.15%	0.76%
Ashmore Emerging Markets Equity ESG Fund	1.15%	0.00%
Ashmore Emerging Markets Short Duration Select Fund	0.65%	0.00%
Ashmore Emerging Markets Investment Grade Income Fund	0.70%	0.00%
Ashmore Emerging Markets Corporate Income ESG Fund(1)	0.85%	N/A
(1)
Ashmore Emerging Markets Corporate Income ESG Fund had not commenced operations as of the fiscal year ended October 31, 2020.
Expense Limitations and Waivers
The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, custodial credits, transfer agency credits, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C or Institutional Class Shares exceed the percentage of the Fund’s average daily net assets attributable to the particular share class shown below. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation arrangement is expected to continue until at least February 28, 2022. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety (90) days’ written notice to the Investment Manager. The expense limitation arrangement may be terminated before February 28, 2022 only by the Board of Trustees.
	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund.	1.22%	1.97%	0.97%
Ashmore Emerging Markets Corporate Income Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Equity ESG Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Select Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Investment Grade Income Fund	0.97%	1.72%	0.72%
Ashmore Emerging Markets Corporate Income ESG Fund	1.12%	1.87%	0.87%

Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (for purposes of this section, the “Funds”)
Investment Team
The Investment Manager’s Investment Committee, together with the relevant portfolio managers, oversees the management of the Funds and meets formally on at least a weekly basis to review each Fund’s portfolio and markets generally and to determine investment strategy. Investment decisions are made on a collective basis by the Investment Committee together with input from the relevant portfolio managers, rather than by individuals. Investment decisions are implemented on an individual security and investment basis by portfolio management and trading personnel of the Investment Manager. The six individuals named below have oversight of investment decisions for each of the Funds. Each individual’s recent professional experience is also shown. The SAI provides additional information about each individual’s compensation, other accounts he manages and his ownership of securities in the Funds.
Name	Recent Professional Experience
Mark Coombs
Mr. Coombs is the Investment Manager’s Chief Executive Officer and the Chairman of its
Investment Committee. He has served in these positions since Ashmore Investment
Advisors Limited was formed in 2014 and at AIML since the firm was established as a separate legal entity in 1999 (from 1992 to 1999 the firm was operated as a division of the
Australia and New Zealand Banking Group Limited). He has been investing in emerging markets since 1982 and is currently Co-Chair of the Board of EMTA (formerly the
Emerging Markets Trade Association). Mr. Coombs, together with the relevant portfolio managers, participates in the security selection process for each of the Funds.

Ricardo Xavier
Mr. Xavier is a Senior Portfolio Manager of the Investment Manager and a Member of its
Investment Committee. He has geographic responsibility for Latin America, and product responsibility for local currencies, local currency debt and related derivatives. Mr. Xavier joined Ashmore in 2003 and has been involved in emerging market debt investing since
1993. Mr. Xavier, together with the relevant portfolio managers, participates in the security selection process for Funds which invest in local currency denominated instruments.

Herbert Saller
Herbert Saller is a Senior Portfolio Manager of the Investment Manager and a Member of
its Investment Committee. He joined Ashmore in 2002 from Foreign & Colonial where, for the last four years, he was a portfolio manager for global Emerging Market sovereign and corporate debt. Mr. Saller holds a degree in business management from Verwaltungs-und
Wirtschafts-Akademie, Munich.

Robin Forrest
Robin Forrest is a Senior Portfolio Manager of the Investment Manager and a Member of
its Investment Committee. Mr. Forrest joined Ashmore in 2006 after 13 years at JP Morgan, where he was most recently Vice President—Situational Finance, with a focus on credit intensive corporate situations in CEEMEA geographies. He has several years of experience in each of capital markets, origination, structuring, execution, syndication, risk management and credit within loan and high yield markets and in Emerging Markets.
Robin has a BA (Hons) in Russian & French from Oxford University.

Fernando Assad
Fernando Assad is a Senior Portfolio Manager of the Investment Manager and a Member of
its Investment Committee. He joined Ashmore in 2007 as an equity portfolio manager after six years at Morgan Stanley where he was a Vice President responsible for management of
Emerging Market equities and the launch of the Global Emerging and Convergence
Opportunities portfolio within Global Wealth Management in London. Mr. Assad is a CFA
Charterholder and has a BA in Economics from the American International University in
London.

Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund (for purposes of this section, the “Funds”)
Portfolio Managers
The individuals listed below share primary responsibility for the day-to-day management of the noted Fund.
Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Active Equity Fund	Fernando Assad	November 2016	See above.
Ashmore Emerging Markets Small-Cap Equity Fund	Patrick Cadell	November 2017
Patrick Cadell, Portfolio Manager, joined Ashmore in
2017. Prior to joining the Investment Manager, he
worked at Nevsky Capital as an Investment Analyst
covering Emerging Asian Equities. The team he was
part of then moved to Thames River Capital, which was
subsequently acquired by Foreign and Colonial, where
he progressed into a Portfolio Management role
managing the F&C Directional Opportunities EM
Equity fund. In 2015, Patrick joined Liontrust
Investment Partners as a Partner and Portfolio
Manager, where he was part of a team managing an
EM Equity Fund. Mr. Cadell gained a 1st Class BSc in
Economics from University College London.

	Dhiren Shah	November 2017
Dhiren Shah is the Head of All Cap Equity Investment
team of the Investment Manager. Prior to joining the
Investment Manager in 2017, Mr. Shah was with
BlackRock Investment Management (UK) Limited. He
has been involved in the management of a range of
Emerging Markets Equity products for both retail and
institutional clients. In recent roles, Mr. Shah also had
the responsibility as co-head and head of research for
the Global Emerging Markets team at BlackRock. He
is a CFA charter holder and gained a 1st in Economics
from University College London.

Ashmore Emerging Markets Frontier Equity Fund	Andy Brudenell	December 2015
Andy Brudenell is the Portfolio Manager of the
Investment Manager responsible for the frontier equity
markets. Prior to joining Ashmore in 2015, he was head
of the Global Frontier Equity Strategy, and Lead
Portfolio Manager at HSBC Global Asset Management.
Prior to joining HSBC, he worked as a US Fund
Manager at Scudder Investments and as an Asia Pacific
Equities Analyst and Global Equities Portfolio
Manager at Deutsche Asset Management. He holds an
MSc from the London School of Economics and is a
CFA Charterholder.

Ashmore Emerging Markets Equity Fund	Dhiren Shah	November 2017	See above.
Ashmore Emerging Markets Equity ESG Fund	Dhiren Shah	February 2020	See above.

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Equity ESG Fund	Patrick Cadell	February 2021	See above.
Administrator
The Northern Trust Company (“Northern Trust”) serves as the administrator of the Funds. As administrator, Northern Trust manages each Fund’s administrative affairs and other business, including preparing various filings, reports, and contracts on behalf of the Funds, performing certain back office services, and providing the Funds with facilities, equipment and personnel.
Distributor
Ashmore Investment Management (US) Corporation (“AIMUS” or the “Distributor”), located at 475 Fifth Avenue, 15th Floor, New York, New York 10017, is the principal underwriter of shares of the Funds. AIMUS is not obligated to sell any specific amount of shares of the Funds and will purchase shares for resale only against orders for shares. AIMUS is an affiliate of the Investment Manager.
Additional Information
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds’ Investment Manager, custodian, transfer agent, and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and are not intended third party (or other form of) beneficiaries of those contractual arrangements. The Trust’s and the Funds’ contractual arrangements are not intended to create any shareholder rights to enforce such contracts directly against the service providers or to seek any remedy under those contracts directly against the service providers.
This prospectus has been designed to meet the regulatory purpose of providing information concerning the Trust and the Funds that you should consider carefully in determining whether to purchase shares of the Funds. Neither this prospectus, the SAI, nor the Funds’ registration statement, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

How the Funds’ Shares are Priced
The net asset value per share (“NAV”) of a Fund’s Class A, Class C and Institutional Class Shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to the particular share class, less any liabilities, by the total number of shares outstanding of that class. Each Fund’s shares are valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. The time as of which each Fund calculates its NAV is hereinafter the “NAV Calculation Time.”
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are generally determined on the basis of last official closing prices or last reported sales prices on an exchange or other market, or if no closing prices or sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities and non-exchange-traded derivatives are generally valued on the basis of quotes obtained from brokers and dealers or pricing services, in some cases, using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities). Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement at the forward settlement date. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If a Fund believes a non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NAV Calculation Time, the security will be valued at fair value based on procedures approved by the Board of Trustees. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, among other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NAV Calculation Time. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when you are unable to buy, sell or exchange shares of the Fund.
For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NAV Calculation Time and do not normally take into account trading, clearances or settlements that take place after the NAV Calculation Time. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE is open for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Investment Manager the responsibility for applying the valuation methods. For instance, certain securities or other assets for which market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Investment Manager.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
When a Fund uses fair value pricing to determine the NAV of its shares, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for purposes of calculating the NAV of the Fund’s shares.
Classes of Shares
Each Fund offers investors Class A, Class C and Institutional Class Shares. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
Class A and Class C Shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy Shares—Class A and Class C Shares.” Institutional Class Shares are offered primarily for direct investment by pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals, subject to the satisfaction of investments minimums described below under “How to Buy Shares—Institutional Class.” Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each share class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. Sales charges and sales charge discount programs other than those shown in this section may apply if you purchase your investment in the Funds through certain intermediaries. Different intermediaries may impose different sales loads. It is the responsibility of your financial intermediary to ensure that you obtain the proper sale charge and sales charge discount. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. More extensive information about the Trust’s multi-class arrangements is included in the SAI, which may be obtained free of charge by calling 866-876-8294.
Institutional Class Shares
•
Institutional Class Shares are not subject to an initial sales charge, Rule 12b-1 fees or contingent deferred sales charges (“CDSC”), but are subject to a minimum initial purchase of $1,000,000. See “How to Buy Shares—Institutional Class” below.
•
Institutional Shares may be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Class A Shares
•
You pay an initial sales charge of up to 4.00% with respect to Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund, 5.25% with respect to Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, and Ashmore Emerging Markets Equity ESG Fund, and 2.25% with respect to Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Short Duration Select Fund when you buy Class A Shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•
You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A Shares. Please see the SAI for details.
•
Class A Shares are subject to lower Rule 12b-1 fees than Class C Shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders, but pay initial sales charges that do not apply to Class C Shares.
•
You normally pay no CDSC when you redeem Class A Shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A Shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A Shares without a sales charge. Please see the SAI for details.
•
Investors who previously held shares of a Fund (other than Class A Shares) that are converted to, or exchanged into, Class A Shares of the same Fund subject to the policies and procedures of the financial intermediary through which such shares are held and provided that such shares are no longer subject to a CDSC may qualify for waivers or reductions of sales charges.
Class C Shares
•
You do not pay an initial sales charge when you buy Class C Shares. The full amount of your purchase payment is invested initially.
•
You normally pay a CDSC of 1% if you redeem Class C Shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.
•
Class C Shares are subject to higher Rule 12b-1 fees than Class A Shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
All Class C shares of a Fund will automatically convert to Class A shares of the same Fund following the eight-year anniversary of purchase. Such conversions are subject to certain limitations as described below under “How to Sell or Exchange Shares—Automatic Conversion of Class C Shares Into Class A Shares.”
The following provides additional information about the sales charges, distribution and servicing fees and other expenses associated with Class A and Class C Shares. Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See “Payments to Financial Intermediaries” in this prospectus and the SAI for details.
Initial Sales Charges—Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A Shares of the Funds and describes information or records you may need to provide to the Funds’ transfer agent or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A Shares of a Fund is the NAV of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of a Fund’s Class A Shares (for all Funds except the Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund) or $500,000 or

more of Class A Shares (for the Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund) (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.
All Funds, except Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Short Duration Select Fund
Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$99,999	4.17%	4.00%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%
Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund
Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$99,999	5.54%	5.25%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%
Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Short Duration Select Fund
Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$99,999	2.30%	2.25%
$100,000–$249,999	1.27%	1.25%
$250,000–$499,999	1.01%	1.00%
$500,000 +	0.00%	0.00%
Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more of the Funds, are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints)
A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A Shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A Shares of one or more of the series of the Trust into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A Shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A Shares of one or more series of the Trust with the current aggregate net asset value of all Class A, Class C and Institutional Class Shares of any series of the Trust held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.
The term “Qualifying Investor” refers to:

(i)
an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)
a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved;
or
(iii)
an employee benefit plan of a single employer.
For example, the following illustrates the operation of the Right of Accumulation:
•
Example: If a shareholder owned Class C Shares of the Ashmore Emerging Markets Total Return Bond Fund with a current net asset value of $20,000, Class A Shares of the Ashmore Emerging Markets Local Currency Bond Fund with a current net asset value of $40,000 and Class A Shares of the Ashmore Emerging Markets Corporate Income Fund with a current net asset value of $30,000, and the shareholder wished to purchase Class A Shares of the Ashmore Emerging Markets Total Return Fund with a purchase price of $40,000 (including a sales charge), the sales charge for the $40,000 purchase would be at the 3.50% rate applicable to a single $130,000 purchase of Class A Shares of the Ashmore Emerging Markets Total Return Fund, rather than the 4.00% rate that would otherwise apply to a $40,000 purchase. The discount will be applied only to the current purchase (i.e., the $40,000 purchase), not to any previous transaction.
*
For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent
An investor may also obtain a reduced sales charge on purchases of Class A Shares of the Funds by means of a written Letter of Intent, which expresses an intent to invest not less than $100,000 (or more) within a period of 13 months in Class A Shares of any series of the Trust. The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made subject to the sales charge that would apply to a single purchase of Class A Shares in the total dollar amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Up to the first 4% of the amount indicated in the letter of intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased in the prescribed time period.
Reinstatement Privilege
A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A Shares of any series of the Trust at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. In addition, there is no sales charge on Class A Shares if they are bought with proceeds from the sale of Institutional Class Shares of a Fund or acquired in an exchange of Institutional Class Shares of a Fund for Class A Shares of the same Fund, but only if the purchase is made within 120 calendar days of the sale or distribution. The SAI contains more information regarding this program.
Method of Valuation of Accounts
To determine whether a shareholder qualifies for a reduction in the sales charge on a purchase of Class A Shares of the Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales charge) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value
In addition to the programs summarized above, each Fund may sell its Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; affiliates of the Investment Manager or the Distributor (and employees of the same); employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A Shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records
In order for investors in Class A Shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Funds’ transfer agent that the investor qualifies for such a reduction. If the transfer agent is not notified that the investor is eligible for these reductions, the transfer agent will be unable to ensure that the reduction is applied to the investor’s account.
An investor may have to provide certain information or records to his or her financial intermediary or the transfer agent to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds held in:
•
all of the investor’s accounts held directly with the Funds or through a financial intermediary;
•
any account of the investor at another financial intermediary; and
•
accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
The Trust makes available free of charge, on the Funds’ website at www.ashmoregroup.com, information regarding eliminations of and reductions in sales charges associated with the Funds.
Contingent Deferred Sales Charges (CDSCs)—Class A and Class C Shares
CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A Shares (for all Funds except the Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund) or $500,000 or more of Class A Shares (for the Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund) (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A Shares without an initial sales charge or if you are eligible for a waiver of the CDSC.
CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C Shares within the time periods specified below, you will pay a CDSC according to the following schedule. For investors investing in Class C Shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1.00%
Thereafter	0.00%
How CDSCs are Calculated
For purposes of calculating the CDSC, shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, any applicable CDSC will be based on either your original purchase price or the then current NAV of the shares being redeemed, whichever is lower. To illustrate this, consider shares purchased at an NAV of $10. If a Fund’s NAV at the time of redemption is $12, the

CDSC will apply to the purchase price of $10. If the NAV at the time of redemption is $8, the CDSC will apply to the $8 NAV. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will first redeem the lot of shares that will incur the lowest CDSC.
Reductions and Waivers of CDSCs
The CDSCs on Class A and Class C Shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details, which may be obtained free of charge by calling 866-876-8294.
Distribution and Servicing (12b-1) Plans—Class A and Class C Shares
Each Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act.
Class A and Class C Shares each have a separate 12b-1 Plan. Class A Shares pay only servicing fees. Class C Shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):
	Servicing Fee	Distribution Fee
Class A Shares	0.25%	None
Class C Shares	0.25%	0.75%
Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C Shares of the Funds do not pay initial sales charges, the distribution fees payable on Class C may, over time, cost you more than the initial sales charge imposed on Class A Shares of the Funds.
How to Buy Shares
This section and “How to Sell or Exchange Shares” below provide basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale (redemption) and exchange arrangements for shares of the Funds is provided in the SAI, which may be obtained free of charge by calling 866-876-8294. The SAI provides more detailed information about the basic arrangements described below and also describes other special purchase, sale and exchange features offered by the Trust, including: (i) wire transfer procedures, (ii) automatic purchase, exchange and withdrawal programs, (iii) programs that establish a link from your Fund account to your bank account, (iv) special arrangements for tax-qualified retirement plans, (v) investment programs that allow you to reduce or eliminate initial sales charges, and (vi) categories of investors that are eligible for waivers or reductions of initial shares charges and CDSCs. Please note that certain features may not be available for all classes of shares of the Funds.
Class A and Class C Shares
Investors may purchase Class A or Class C Shares of the Funds at the relevant NAV, plus any applicable sales charge for Class A Shares, subject to the following minimum investment amounts:
Minimum Initial Investment	Minimum Subsequent Investments
$1,000	$50
The Trust may lower or waive these minimum investment amounts for certain categories of investors. The Trust currently waives the minimum initial investment amount for (i) qualified retirement plans, (ii) clients of certain advisers or investment programs (e.g., institutional consultants and family offices) where the advisers or program sponsors charge a fixed-fee for their services and are not paid any compensation by the Funds, the Distributor or the Investment Manager for services the adviser or program sponsor provides to its clients, (iii) current and former Trustees of the Trust; and

(iv) officers, directors and employees of the Trust, the Investment Manager and the Investment Manager’s affiliates. In order to be eligible to invest in Institutional Class Shares below the above minimums through an advisory or investment program, your adviser or investment program sponsor must have a special arrangement with the Distributor that permits such investments. Please see the SAI for additional details.
Class A and Class C Shares of the Funds are generally available for purchase by all investors, subject to satisfaction of the investment minimums noted above. Class A and Class C Shares may be sold through financial intermediaries, including brokers, dealers, insurance companies, third party administrators and banks (“financial intermediaries”) that charge their customers transaction or other fees with respect to their customers’ investments in the Funds. Investors investing in the Funds through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. Class A and Class C Shares are also available for purchase directly from the Trust.
Class A and Class C Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Fund’s transfer agent for execution.
Each Fund sells its Class A and Class C Shares at their NAV, plus any applicable sales charge for Class A Shares, next determined after receipt of your purchase request in good order (a purchase request is in good order if it meets the requirements set out below and, if applicable, in the Account Application, and otherwise meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund.) In order for you to receive a Fund’s next determined NAV, the Fund or a financial intermediary authorized to receive orders on behalf of the Fund effective as of the time of their receipt (“Authorized Financial Intermediaries”) must receive your order before the NAV Calculation Time. Because intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Trust and the Distributor reserve the right to reject any request to purchase shares of the Funds.
If you purchase Class A or Class C Shares of the Funds through your broker, dealer or other financial intermediary, the financial intermediary may establish higher minimum investment requirements than the Trust. Financial intermediaries and their designees may also charge investors a fee for effecting transactions in shares of the Funds and additional amounts (which may vary) in return for their services, in addition to any fees the Funds charge. Please consult a representative of your financial intermediary for further information. Shares of the Funds you purchase through your financial intermediary will normally be held in your account with that firm.
Sales charges and sales charge discount programs other than those shown in this section may apply if you purchase your investment in the Funds through certain intermediaries. Different intermediaries may impose different sales loads. Please see “Appendix A—Intermediary-Specific Sales Waivers” for more information regarding sales charges and sales charge discount programs that will apply if you buy or sell shares of the Funds through certain intermediaries. It is the responsibility of your financial intermediary to ensure that you obtain the proper sale charge and sales charge discount.

Purchases by check
To purchase shares by check, you should mail a check (in U.S. dollars) payable to the Fund in which you wish to invest at the address specified below. The Fund’s transfer agent will not accept third-party checks or starter checks. You should direct your check and your completed Account Application as follows:
REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Ashmore Funds c/o The Northern Trust Company PO Box 4766 Chicago, IL 60680-4766	Ashmore Funds c/o The Northern Trust Company 333 South Wabash Avenue Attn: Funds Center, Floor 38 Chicago, IL 60604
For initial purchases, a completed Account Application must accompany your check. An Account Application to purchase Class A or Class C Shares of the Funds may be obtained by calling the Funds’ transfer agent, Northern Trust, at 866-876-8294 or going to www.ashmoregroup.com. Additional documentation may be required in accordance with the USA PATRIOT Act.
Orders sent to the transfer agent’s P.O. Box are not deemed “received” until they arrive at the transfer agent’s facility. This may affect the date on which they are processed.
Purchases by bank wire
You may purchase shares by making your initial investment by wire. A completed Account Application, which may be obtained by calling the Funds’ transfer agent, Northern Trust, at 866-876-8294 or by going to www.ashmoregroup.com, must precede your order. Upon receipt of the Account Application, the transfer agent will assign you an account number. The transfer agent will process wire orders received prior to the NAV Calculation Time on each day the NYSE is open for trading. The transfer agent will process wire orders received after that time at the next determined NAV. Please call the transfer agent at 866-876-8294 to give notice that you will send funds by wire and obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:
The Northern Trust Company
50 S. LaSalle St.
Chicago, IL 60603
ABA No.: 071000152
Account: 5201694000
Reference: ASH1034FFFAAAAAAA where FFF is the fund # and AAAAAAA is the account #
(ex: ASH10340131234567)
The Funds’ transfer agent will not process your purchase until it receives the wired funds.
Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.
Automatic purchases
After your initial purchase of Class A or Class C Shares, you can make regular additional investments of $50 or more per month or quarter in Class A or Class C Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call 866-876-8294. If you purchase shares through a financial intermediary, your financial intermediary may also provide automatic purchase options. Please contact your financial intermediary for details.
Purchases in kind
Investors may purchase Class A or Class C Shares of a Fund for cash or in exchange for securities, subject to the determination by the Investment Manager in its discretion that the securities are acceptable and that such a transaction is in the best interests of the Fund. (For purposes of determining whether securities will be acceptable, the Investment Manager will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will, under some circumstances, have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) A Fund values securities accepted by the Investment Manager in the same manner as the Fund’s other portfolio securities, as of the time of the next determination of the Fund’s NAV. Although each Fund seeks to determine the market value of securities contributed to the Fund, any valuation that does not reflect market value may dilute the interests of the purchasing shareholder or the other shareholders of the Fund. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone the transfer agent at 866-876-8294, their Ashmore client representative, or other financial intermediary.
Other information
The Funds do not issue share certificates. The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.
Institutional Class Shares
Investors may purchase Institutional Class Shares of the Funds at the relevant NAV without a sales charge, subject to the following minimum investment amounts:
Minimum Initial Investment	Minimum Subsequent Investments
$1,000,000	$5,000
The Trust may lower or waive these minimum investment amounts for certain categories of investors. The Trust currently waives the minimum initial investment amount for (i) qualified retirement plans and other employee benefit plans, (ii) 529 plans, (iii) clients of certain fee-based advisers, fee-based investment programs, including wrap fee programs, or other fee-based investment platforms, (iv) group variable annuities, (v) current and former Trustees of the Funds; (vi) officers, directors and employees of the Funds, the Investment Manager and the Investment Manager’s affiliates, and (vii) certain other investors pursuant to procedures adopted by the Board of Trustees. In order to be eligible to invest in Institutional Class Shares below the above minimums through a fee-based adviser, fee-based investment program or fee-based investment platform, your adviser, investment program or investment platform must have a special arrangement with the Distributor that permits such investments. Please see the SAI for additional details.
Institutional Class Shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class Shares may also be offered through certain fund networks and financial intermediaries (“financial intermediaries”) that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.
Institutional Class Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Fund’s transfer agent for execution.
Each Fund sells its Institutional Class Shares at their NAV next determined after receipt of your purchase request in good order (a purchase request is in good order if it meets the requirements set out below and, if applicable, in the Account Application, and otherwise meets the requirements implemented from time to time by the Fund’s transfer agent or the

Fund.) In order for you to receive a Fund’s next determined NAV, the Fund or an Authorized Financial Intermediary must receive your order before the NAV Calculation Time. Because intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Trust and the Distributor reserve the right to reject any request to purchase shares of the Funds.
Plan administrators, brokers or other financial intermediaries and their designees may charge investors a fee for effecting transactions in shares of the Funds, in addition to any fees the Funds may charge, and may impose other limitations on buying and selling shares. Please consult a representative of your financial intermediary for further information.
Purchases by check
To purchase shares by check, you should mail a check (in U.S. dollars) payable to the Fund in which you wish to invest at the address specified below. The Fund’s transfer agent will not accept third-party checks or starter checks. You should direct your check and your completed Account Application as follows:
REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Ashmore Funds c/o The Northern Trust Company PO Box 4766 Chicago, IL 60680-4766	Ashmore Funds c/o The Northern Trust Company 333 South Wabash Avenue Attn: Funds Center, Floor 38 Chicago, IL 60604
For initial purchases, a completed Account Application must accompany your check. An Account Application to purchase Institutional Class of the Funds may be obtained by calling the Funds’ transfer agent, Northern Trust, at 866-876-8294 or going to www.ashmoregroup.com. Additional documentation may be required in accordance with the USA PATRIOT Act.
Orders sent to the transfer agent’s P.O. Box are not deemed “received” until they arrive at the transfer agent’s facility. This may affect the date on which they are processed.
Purchases by bank wire
You may purchase shares by making your initial investment by wire. A completed Account Application, which may be obtained by calling the Funds’ transfer agent, Northern Trust, at 866-876-8294 or by going to www.ashmoregroup.com, must precede your order. Upon receipt of the Account Application, the transfer agent will assign you an account number. The transfer agent will process wire orders received prior to the NAV Calculation Time on each day the NYSE is open for trading. The transfer agent will process wire orders received after that time at the next determined NAV. Please call the transfer agent at 866-876-8294 to give notice that you will send funds by wire and obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:
The Northern Trust Company
50 S. LaSalle St.
Chicago, IL 60603
ABA No.: 071000152
Account: 5201694000
Reference: ASH1034FFFAAAAAAA where FFF is the fund # and AAAAAAA is the account #
(ex: ASH10340131234567)
The Funds’ transfer agent will not process your purchase until it receives the wired funds.
Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Automatic purchases
After your initial purchase of Institutional Class Shares, you can make regular additional investments of $100 or more per month or quarter in Institutional Class Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call 866-876-8294. If you purchase shares through a financial intermediary, your financial intermediary may also provide automatic purchase options. Please contact your financial intermediary for details.
Purchases in kind
Investors may purchase Institutional Class Shares of a Fund for cash or in exchange for securities, subject to the determination by the Investment Manager in its discretion that the securities are acceptable and that such a transaction is in the best interests of the Fund. (For purposes of determining whether securities will be acceptable, the Investment Manager will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will, under some circumstances, have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) A Fund values securities accepted by the Investment Manager in the same manner as the Fund’s other portfolio securities, as of the time of the next determination of the Fund’s NAV. Although each Fund seeks to determine the market value of securities contributed to the Fund, any valuation that does not reflect market value may dilute the interests of the purchasing shareholder or the other shareholders of the Fund. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone the transfer agent at 866-876-8294, their Ashmore client representative, or other financial intermediary.
Other information
The Funds do not issue share certificates. The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.
How to Sell or Exchange Shares
When you may redeem or exchange Class A or Class C Shares
You may sell your Class A or Class C Shares back to a Fund or exchange your Class A or Class C Shares of one Fund for shares of the same class of another series of the Trust on any day the NYSE is open through your financial intermediary, by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent at 866-876-8294. You may also be eligible to exchange your Class A, Class C or Institutional Class Shares of one Fund for Class A or Institutional Class Shares (as applicable) of the same Fund if you (i) have invested in Class A or Class C Shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank, financial intermediary or registered investment adviser, (ii) you have invested in Class A or Class C Shares and are in the process of transferring shares to such program or (iii) a financial intermediary automatically exchanges Class C for Class A Shares of the same Fund without the imposition of any front-end or contingent deferred sales charges, provided that any such exchange may be made only with respect to shares following the third-year anniversary of their purchase and only where the shares to be exchanged are not then subject to a CDSC (each, an “intra-Fund exchange”). In addition, if you have purchased Class A or Class C Shares as part of an employee benefit plan or employer-sponsored retirement plan, you may be potentially eligible to invest in Institutional Class Shares by reason of your investment in such employee benefit plan or employee sponsored retirement plan. In such event, subject to the discretion of the Distributor and the limitations noted in this Prospectus, you may exchange your Class A or Class C Shares for Institutional Class Shares of equal aggregate value of the same Fund. No sales charges or other charges will apply to any such exchange. Excluding intra-Fund exchanges initiated by a financial intermediary on behalf of a shareholder, an intra-Fund exchange will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving an employee benefit plan or employer-sponsored retirement plan where the Class A or Class C Shares are available. The Distributor may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may or may not reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares. You should contact a representative of your financial intermediary to learn more about the details of this intra-Fund exchange feature.
When you sell your Class A or C Shares back to a Fund, you will receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. When you exchange your Class A or Class C Shares for shares of another series of the Trust or for Institutional Class Shares of the same Fund in accordance with the Trust’s exchange privilege, you will not pay any initial sales charges or CDSCs, and, if applicable, the original purchase date(s) for the shares exchanged will carry over to your investment in Class A or Class C Shares of the new series of the Trust for purposes of calculating any CDSC that you may pay upon redemption of such exchanged shares from the new series of the Trust.
Currently, the Funds do not impose any exchange or redemption fees (other than any applicable CDSC). However, the redemption and exchange policies and fees charged by financial intermediaries may be different than those of the Funds. For instance, banks, brokers, dealers and other financial intermediaries may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming Class A or Class C Shares. Please consult a representative of your financial intermediary for further information.
For information on how to sell or exchange Class A or Class C Shares that were purchased through your employee benefit plan or employer-sponsored retirement plan, including any restrictions and charges that the plan may impose, please consult your employer or plan administrator.
Brokers, dealers and other financial intermediaries or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees the Fund charges.
For taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining a gain or loss, although an intra-Fund exchange generally will not generate a gain or loss for a shareholder for federal income tax purposes. See “Taxes” in this prospectus and “Taxes” in the SAI.
A bank, broker, dealer, or certain other financial institutions must guarantee the signature(s) of all account holders for any redemption request in excess of $100,000 and any redemption request if the proceeds are to be sent to an address or account other than the address or account on file with the transfer agent. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. The Funds may waive or require a Medallion signature guarantee under certain circumstances at the Funds’ sole discretion. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $100,000 per Ashmore Fund per day.
Each Fund intends to pay redemption proceeds within three business days and in any event within seven days after the request for redemption is received in good order. Each Fund may suspend redemptions or postpone payment for more than seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. If you paid for your Class A or Class C Shares by check, the Funds will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 10 calendar days from the purchase date.
The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.

Automatic Conversion of Class C Shares Into Class A Shares
All Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day of the month following the eight-year anniversary of purchase. The timing of the conversion for Class C shareholders who purchase and hold their Fund shares through different financial intermediaries may vary following the eight-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion. See “Distribution of Trust Shares and Multiple Share Classes—Additional Information About Automatic Conversion of Class C Shares Into Class A Shares” in the Statement of Additional Information for additional detail and certain limitations.
When you may redeem or exchange Institutional Class Shares
You may sell your Institutional Class Shares back to a Fund or exchange your Institutional Class Shares of one Fund for Institutional Class Shares of another series of the Trust on any day the NYSE is open by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent at 866-876-8294. Institutional Class Shares of a Fund may not be exchanged for Class C Shares of the same Fund.
Currently, the Funds do not impose any exchange or redemption fees on Institutional Class Shares. However, the redemption and exchange policies and fees charged by financial intermediaries may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming Institutional Class Shares. Please consult a representative of your financial intermediary for further information.
For information on how to sell or exchange Institutional Class Shares that were purchased through your employee benefit plan or employer-sponsored retirement plan, including any restrictions and charges that the plan may impose, please consult your employer or plan administrator.
Brokers, plan administrators or other agents or intermediaries may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees the Fund charges.
For taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining a gain or loss. See “Taxes” in this prospectus and “Taxes” in the SAI.
A bank, broker, dealer, or certain other financial institutions must guarantee the signature(s) of all account holders for any redemption request if the proceeds are to be sent to an address or account other than the address or account on file with the transfer agent. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. The Funds may waive or require a Medallion signature guarantee under certain circumstances at the Funds’ sole discretion. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $100,000 per Ashmore Fund per day.
Each Fund intends to pay redemption proceeds within three business days and in any event within seven days after the request for redemption is received in good order. Each Fund may suspend redemptions or postpone payment for more than seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. If you paid for your Institutional Class Shares by check, the Funds will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 10 calendar days from the purchase date.
The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.

Involuntary redemptions
If, because of your redemptions, an account balance for a Fund falls below a minimum amount set by the Fund (presently $500 for Class A and Class C Shares and $500,000 for Institutional Class Shares), the Trust may choose to redeem the shares in the account and pay you for them, subject to applicable law. A shareholder will receive at least 30 days’ written notice before the Trust redeems such shares, and the shareholder may purchase additional shares to exceed the applicable minimum at any time prior to the end of the notice period to avoid a redemption. Each Fund may also redeem shares in an account if the account holds shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.
Suspension
Each Fund may suspend the right of redemption of the Fund or postpone payment by the Fund during any period when: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund’s NAV not reasonably practicable.
Redemptions in kind
Each Fund may redeem in kind in accordance with its board-approved procedures applicable to such redemptions in kind, but the Funds do not expect to do so under normal circumstances. In unusual circumstances, as determined by the Investment Manager in its sole discretion (such as stressed market conditions), a Fund may make payment of redemption requests wholly or partly using securities held by the Fund with a current market value equal to the portion of the redemption price being paid in kind. The distributed securities are valued in the same manner as they are valued for purposes of computing the Fund’s net asset value.
In determining whether to effect a redemption in kind, the Fund may consider operational limitations that may prevent the effective transfer of securities in kind, including the set-up of any relevant accounts (international or local), the capability of a shareholder’s relevant custodian, retail accounts that cannot accept securities in kind or omnibus accounts that would limit the account’s ability to distribute the securities to beneficial owners fairly. During times of deteriorating market conditions or market stress, in cases where the Investment Manager believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, or in cases where a significant portion of a Fund’s portfolio is comprised of less-liquid securities, a Fund is more likely to limit cash redemptions and use portfolio securities to pay the redemption price to protect the interest of all Fund shareholders. If a Fund redeems your shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the prices of those securities may change between the time when you receive the securities and the time when you are able to dispose of them. The Trust may pay redemption proceeds in any amount with respect to a Fund in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Notwithstanding the above, the Funds will pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the NAV of the Fund.
In general
The Funds may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of a Fund's investments, a Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market conditions. In these situations, the Funds may have to sell Fund holdings that it would otherwise prefer not to sell because, among other reasons, the current price to be received is less than the Fund's perceived value of the holdings.
Cost basis reporting
When you redeem or exchange Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting requirement is effective for Fund shares acquired by you (including through dividend reinvestment) on or after January 1, 2012, when you subsequently redeem or exchange those shares. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.
The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please contact the Funds at ashmail@ashmoregroup.com or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis in Fund shares acquired prior to January 1, 2012 as this information will not be reported to you by the Fund and may not be reported to you by your financial intermediary.

Dividends and Distributions
The Funds declare and pay distributions of their net investment income and net realized capital gain with the frequency shown below.
Fund	Net Investment Income	Net Realized Capital Gain
Ashmore Emerging Markets Total Return Fund	Declared Daily and Paid Monthly	Declared and Paid At Least Annually
Ashmore Emerging Markets Local Currency Bond Fund	Declared and Paid At Least Quarterly	Declared and Paid At Least Annually
Ashmore Emerging Markets Corporate Income Fund	Declared Daily and Paid Monthly	Declared and Paid At Least Annually
Ashmore Emerging Markets Short Duration Fund	Declared Daily and Paid Monthly	Declared and Paid At Least Annually
Ashmore Emerging Markets Active Equity Fund	Declared and Paid At Least Quarterly	Declared and Paid At Least Annually
Ashmore Emerging Markets Small-Cap Equity Fund	Declared and Paid At Least Quarterly	Declared and Paid At Least Annually
Ashmore Emerging Markets Frontier Equity Fund	Declared and Paid At Least Quarterly	Declared and Paid At Least Annually
Ashmore Emerging Markets Equity Fund	Declared and Paid At Least Quarterly	Declared and Paid At Least Annually
Ashmore Emerging Markets Equity ESG Fund	Declared and Paid At Least Quarterly	Declared and Paid At Least Annually
Ashmore Emerging Markets Short Duration Select Fund	Declared Daily and Paid Monthly	Declared and Paid At Least Annually
Ashmore Emerging Markets Investment Grade Income Fund	Declared Daily and Paid Monthly	Declared and Paid At Least Annually
Ashmore Emerging Markets Corporate Income ESG Fund	Declared Daily and Paid Monthly	Declared and Paid At Least Annually
You can choose from the following distribution options:
•
Reinvest all distributions in additional shares of the same class of the Fund;
•
Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares of the same class of the Fund;
•
Reinvest distributions from net investment income in additional shares of the same class of the Fund while receiving capital gain distributions in cash; or
•
Receive all distributions from net investment income and capital gain in cash.
You can change your distribution option by notifying your financial intermediary or The Northern Trust Company, in writing.
If you do not select an option when you open your account, all distributions will be reinvested in additional shares of the same class of the Fund making the distribution.
When you buy Fund shares, your method of payment will determine when distributions begin to accrue. For example, Fund shares purchased through a financial intermediary using the National Securities Clearing Corporation generally begin to earn distributions on the business day the Trust (or the transfer agent) receives payment for those shares. If you purchase Fund shares directly from the Trust by check or wire, those shares generally begin to earn distributions on the first business day following the day you placed your purchase order. Shares sold through a financial intermediary using the

National Securities Clearing Corporation generally earn distributions until, but not including, the business day redemption proceeds are processed. Shares sold other than through a financial intermediary generally earn distributions until, but not including, the first business day following the day of redemption.
Frequent Purchases and Redemptions of Fund Shares
The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, shareholders should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds or adversely affect their performance.
The Funds’ investment strategies may make the Funds more susceptible to market timing activities. Because the Funds will invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in high-yield or other securities that are thinly traded and more difficult to value. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.
To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How the Funds’ Shares Are Priced” above for more information.
The Trust and the Distributor each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Distributor, the transaction may adversely affect the interests of a Fund or its shareholders.
The Trust seeks to deter and prevent abusive trading practices, and to reduce the associated risks, through a combination of methods. The Trust’s Board of Trustees has adopted policies and procedures that impose limits on the number of round trip investments (e.g., purchases into and sales out of a Fund) that a Fund shareholder may make in any twelve-month period. The Trust also monitors for trading, even within these limits, that may be harmful to long-term shareholders of a Fund. If the Trust determines in its discretion that a shareholder has engaged in excessive short-term trading, the Trust may bar such shareholder from making further purchases of the Funds’ shares. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances. For the avoidance of doubt, intra-Fund exchanges arranged by financial intermediaries on behalf of their clients, as described above under “How to Sell or Exchange Shares” and in the SAI will not be deemed short-term trading for purposes of any restrictions set forth herein or in the Trust’s compliance manual, including as described in the policies and procedures regarding short-term trading.
Although the Trust and its service providers seek to use methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity and trading activity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds or allow any brokers, retirement plan administrators, program sponsors or other intermediaries to apply their own policies designed to detect abusive trading practices, there can be no assurance of success in this regard.

Payments to Financial Intermediaries
Some or all of the sales charges, distribution fees and servicing fees on Class A and Class C Shares described under “Classes of Shares” above are paid or “reallowed” to the financial intermediary through which you purchase your shares. With respect to Class C Shares, the financial intermediaries are also paid, at the time of your purchase, a commission equal to 1.00% of your investment in Class C Shares. Please see the SAI for details. A financial intermediary is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this prospectus) or provides services for mutual fund shareholders. Financial intermediaries include brokers, dealers, insurance companies, third party administrators and banks.
In addition, for all classes of shares, the Distributor, the Investment Manager and their affiliates from time to time may make payments such as cash bonuses or provide other incentives to selected financial intermediaries as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting the Distributor, the Investment Manager or their affiliates access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from intermediary to intermediary. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings. Financial intermediaries include brokers, dealers, insurance companies, third party administrators and banks.
A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Investment Manager and/or a particular class of shares, possibly during a specified period of time. The Distributor, the Investment Manager and their affiliates may also make payments to certain participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor or the Investment Manager. The additional payments described above are made at the expense of the Distributor, the Investment Manager and their affiliates. These payments are made to financial intermediaries selected by the Distributor or the Investment Manager, generally to the intermediaries that have sold significant amounts of shares of the Funds or other Ashmore-sponsored funds. In certain cases, these payments are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to a formula, the Distributor, the Investment Manager and their affiliates may make payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formula. There may be a few relationships on different bases.
The Distributor, the Investment Manager and their affiliates, at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, the compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Intermediaries that are registered broker-dealers may not use sales of Fund shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).
If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.
Representatives of the Distributor, the Investment Manager or their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial intermediaries that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds and the Investment Manager will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.
Payments for other services
The Funds may make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services. The Distributor, the Investment Manager or any of their affiliates may also, from time to time, make such payments to financial intermediaries out of their own resources and without additional cost to a Fund or its shareholders. These financial intermediaries are firms that, for compensation, provide certain administrative and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.
In some cases, a financial intermediary may hold its clients’ shares of a Fund in nominee or street name. Financial intermediaries may provide shareholder services, which may include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual and semiannual reports, shareholder notices, and other SEC-required communications; processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The compensation paid by the Funds or by the Distributor, the Investment Manager or their affiliates to an intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid to different financial intermediaries varies. In addition, the Funds or the Distributor, the Investment Manager and their affiliates may also make payments to financial intermediaries to offset the cost associated with processing transactions in Fund shares or to pay financial intermediaries one-time charges for setting up access for the Funds on particular platforms, as well as transaction fees, or per position fees.

Taxes
Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund; it does not address any foreign, state, or local tax consequences, and it may not apply to certain types of shareholders such as insurance companies, financial institutions, broker-dealers, retirement plans or foreign shareholders (defined below). Each shareholder should consult a tax adviser for more information on the consequences of an investment in a Fund in light of the shareholder’s own tax situation, including possible foreign, federal, state or local taxes.
Each Fund intends to meet the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) with respect to sources of income and diversification of assets necessary to qualify for treatment as a regulated investment company (a “RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. Each Fund also intends to meet certain distribution requirements such that it is not subject to U.S. federal income or excise tax in general. A Fund’s intention to qualify for treatment as a RIC may limit its ability to acquire or continue to hold positions that it would otherwise hold or acquire or may require it to engage in transactions it would not otherwise engage in (resulting in transaction costs), and may therefore negatively affect its return to shareholders.
If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, all of its taxable income would be subject to a Fund-level tax at regular corporate income tax rates without any deduction for distributions to shareholders. This treatment would reduce the Fund’s net income available for investment or distribution to its shareholders. In addition, all distributions from earnings and profits, including any net capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders or to be treated as “qualified dividend income” in the case of individual shareholders. A Fund also could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions, before requalifying as a regulated investment company that is accorded special tax treatment.
Taxation of Fund Distributions
For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Tax rules can alter the Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of the excess of net long-term capital gains over net short-term capital losses, in each case determined by taking into account any loss carryforwards, that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.
Distributions reported by a Fund as “qualified dividend income” are taxable to individuals at the rate that applies to net capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements.
A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after a shareholder purchases shares of a Fund, the dividend or distribution is taxable although it is in effect a return of capital to the shareholder. A shareholder can avoid this, if he or she chooses, by investing after the Fund has paid a dividend. Persons investing through tax-advantaged retirement accounts do not need to be concerned about this because distributions made to such accounts generally are not taxable. Persons investing through such an account should consult a tax advisor to determine the suitability of a Fund as an investment through the account and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such an account.
Sale or Exchange of Fund Shares
Any gain resulting from the sale, exchange or redemption of a shareholder’s shares will generally be taxable to the shareholder. Gains resulting from sales of shares held for more than one year generally are includible in a shareholder’s net capital gain and taxed to individuals at reduced rates, while gains resulting from sales of shares held for one year or less generally are taxed at ordinary income rates.
Taxation of Certain Investments
Each Fund’s investments in foreign securities will be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities will generally be decreased. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to shareholders foreign income taxes that it has paid, such that taxable shareholders generally will be entitled to claim a credit or deduction with respect to those foreign taxes. In addition, it is possible that certain of a Fund’s transactions in foreign securities, foreign currencies, or foreign currency derivatives will give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Certain of a Fund’s investment practices, including derivative transactions and hedging activities, as well as a Fund’s investments in certain types of securities, including certain debt obligations issued or purchased at a discount, may be subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income; (iii) accelerate the recognition of income; (iv) convert short-term losses into long-term losses; (v) cause a Fund to recognize income or gain without a corresponding receipt of cash; (vi) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; (vii) cause adjustments in the holding periods of a Fund’s securities; or (viii) otherwise adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and/or character of distributions to Fund shareholders. Further, because the tax treatment of derivative transactions is in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level U.S. federal income or excise tax. In addition, a Fund may be required to, among other things, dispose of securities (including at a time when it is not advantageous to do so) to mitigate the effect of certain of these provisions, prevent disqualification of the Fund as a regulated investment company, or avoid incurring Fund-level tax.
Tax rules are not entirely clear about certain issues relating to investments by a Fund in debt obligations that are in the lowest rating categories, and each Fund will need to address these issues as they arise in order to seek to ensure that it continues to qualify as a regulated investment company. For more information, see the section entitled “Taxes” in the SAI.
Information
Early in each calendar year, a Fund will send its shareholders information setting forth the amount and tax status of any dividends or other distributions paid by the Fund during the previous year. Dividends and other distributions may also be subject to state, local and other taxes.
Backup Withholding
A Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder if: (i) the shareholder fails to provide the Fund (or its agent) with a correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification; or (ii) the Fund has been notified by the IRS that the shareholder is subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder’s U.S. federal income tax liability, if any, provided that the shareholder furnishes the required information to the IRS.
Foreign Shareholders
In general and subject to certain limitations described in the Statement of Additional Information, Capital Gain Dividends, short-term capital gain dividends (i.e. distributions of net short-term capital gains in excess of net long-term capital losses) and interest-related dividends (i.e. distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are generally not subject to withholding. Distributions other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends paid to such a shareholder are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For more information, see the section entitled “Taxes” in the SAI.
THE FOREGOING IS A GENERAL AND ABBREVIATED SUMMARY OF THE PROVISIONS OF THE CODE AND THE TREASURY REGULATIONS IN EFFECT AS THEY DIRECTLY GOVERN THE TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS. THESE PROVISIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE OR ADMINISTRATIVE ACTION, AND ANY SUCH CHANGE MAY BE RETROACTIVE. A MORE COMPLETE DISCUSSION OF THE TAX RULES APPLICABLE TO THE FUNDS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME OR OTHER TAXES.

Financial Highlights
The financial highlights table is intended to help you understand the Funds’ financial performance for the past five years or since inception, if less than five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, an independent registered accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request. Financial highlights tables are not included for Ashmore Emerging Markets Corporate Income ESG Fund because the Fund had not commenced operations as of the fiscal year ended October 31, 2020.
Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Total Return Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.54	$ 7.31	$ 8.22	$ 8.01	$ 7.49
Income (loss) from investment operations:
Net investment income	0.34	0.40	[1]0.36	[1]0.56	[1]0.58
Net realized and unrealized gain (loss)	(0.74)	0.24	(0.82)	0.15	0.49
Total from investment operations	(0.40)	0.64	(0.46)	0.71	1.07
Less distributions:
From net investment income	(0.12)	(0.33)	(0.16)	(0.50)	(0.33)
From net realized gain	—	—	(0.11)	—	—
Tax return of capital	(0.22)	(0.08)	(0.18)	—	(0.22)
Total distributions	(0.34)	(0.41)	(0.45)	(0.50)	(0.55)
Net asset value at end of year	$ 6.80	$ 7.54	$ 7.31	$ 8.22	$ 8.01
Total return[2]	(5.31)%	8.68%	(5.65)%	9.12%	15.15%
Portfolio turnover rate[3]	67%	49%	66%	65%	91%
Net assets, end of year (in thousands)	$ 10,377	$ 11,108	$ 8,347	$ 18,231	$ 3,445
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	[4]1.42%	1.36%	1.36%	1.37%	1.41%
Total expenses after reimbursements	[4]1.32%	1.27%	1.27%	1.27%	1.27%
Net investment income to average net assets:
Net investment income before reimbursements	[4]4.72%	5.16%	4.42%	6.81%	7.48%
Net investment income after reimbursements	[4]4.82%	5.25%	4.51%	6.91%	7.62%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Total Return Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.53	$ 7.29	$ 8.21	$ 8.00	$ 7.48
Income (loss) from investment operations:
Net investment income	0.30	0.34	[1]0.31	[1]0.46	[1]0.53
Net realized and unrealized gain (loss)	(0.76)	0.25	(0.83)	0.19	0.49
Total from investment operations	(0.46)	0.59	(0.52)	0.65	1.02
Less distributions:
From net investment income	(0.11)	(0.28)	(0.14)	(0.44)	(0.30)
From net realized gain	—	—	(0.11)	—	—
Tax return of capital	(0.18)	(0.07)	(0.15)	—	(0.20)
Total distributions	(0.29)	(0.35)	(0.40)	(0.44)	(0.50)
Net asset value at end of year	$ 6.78	$ 7.53	$ 7.29	$ 8.21	$ 8.00
Total return[2]	(6.09)%	8.02%	(6.43)%	8.31%	14.32%
Portfolio turnover rate[3]	67%	49%	66%	65%	91%
Net assets, end of year (in thousands)	$ 3,905	$ 5,506	$ 4,278	$ 3,926	$ 2,451
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	[5]2.17%	2.11%	2.12%	2.12%	2.15%
Total expenses after reimbursements	[5]2.06%	2.02%	2.02%	2.02%	2.02%
Net investment income to average net assets:
Net investment income before reimbursements	[5]4.01%	4.41%	3.92%	5.59%	6.79%
Net investment income after reimbursements	[5]4.12%	4.50%	4.02%	5.69%	6.92%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Total Return Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.65	$ 7.41	$ 8.34	$ 8.13	$ 7.60
Income (loss) from investment operations:
Net investment income	0.36	0.44	[1]0.40	[1]0.55	[1]0.61
Net realized and unrealized gain (loss)	(0.75)	0.24	(0.85)	0.19	0.50
Total from investment operations	(0.39)	0.68	(0.45)	0.74	1.11
Less distributions:
From net investment income	(0.13)	(0.35)	(0.17)	(0.53)	(0.35)
From net realized gain	—	—	(0.11)	—	—
Tax return of capital	(0.23)	(0.09)	(0.20)	—	(0.23)
Total distributions	(0.36)	(0.44)	(0.48)	(0.53)	(0.58)
Net asset value at end of year	$ 6.90	$ 7.65	$ 7.41	$ 8.34	$ 8.13
Total return[2]	(5.09)%	9.04%	(5.53)%	9.36%	15.49%
Portfolio turnover rate[3]	67%	49%	66%	65%	91%
Net assets, end of year (in thousands)	$ 1,229,181	$ 1,528,196	$ 1,313,660	$ 1,110,901	$ 808,872
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	[6]1.17%	1.11%	1.12%	1.12%	1.16%
Total expenses after reimbursements	[6]1.07%	1.02%	1.02%	1.02%	1.02%
Net investment income to average net assets:
Net investment income before reimbursements	[6]4.99%	5.40%	4.97%	6.60%	7.77%
Net investment income after reimbursements	[6]5.09%	5.49%	5.07%	6.70%	7.91%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities.

[4]
Ratios include legal expenses of $5,146 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.05% and Net investment income ratios would have been higher by 0.05% excluding these expenses.

[5]
Ratios include legal expenses of $1,990 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.04% and Net investment income ratios would have been higher by 0.04% excluding these expenses.

[6]
Ratios include legal expenses of $640,665 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.05% and Net investment income ratios would have been higher by 0.05% excluding these expenses.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Local Currency Bond Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.35	$ 6.53	$ 7.22	$ 7.06	$ 6.57
Income (loss) from investment operations:
Net investment income	[1]0.35	0.59	0.36	[1]0.34	[1]0.30
Net realized and unrealized gain (loss)	(0.75)	0.27	(0.88)	0.14	0.49
Total from investment operations	(0.40)	0.86	(0.52)	0.48	0.79
Less distributions:
From net investment income	—	—	(0.08)	(0.09)	—
From net realized gain	—	—	—	—	—
Tax return of capital	(0.09)	(0.04)	(0.09)	(0.23)	(0.30)
Total distributions	(0.09)	(0.04)	(0.17)	(0.32)	(0.30)
Net asset value at end of year	$ 6.86	$ 7.35	$ 6.53	$ 7.22	$ 7.06
Total return[2]	(5.51)%	13.24%	(7.47)%	6.83%	12.37%
Portfolio turnover rate[3]	47%	56%	75%	68%	83%
Net assets, end of year (in thousands)	$ 1,755	$ 1,933	$ 1,259	$ 915	$ 841
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	1.75%	1.55%	1.57%	1.51%	1.55%
Total expenses after reimbursements	1.22%	1.22%	1.22%	1.22%	1.22%
Net investment income to average net assets:
Net investment income before reimbursements	4.45%	5.08%	4.63%	4.37%	4.10%
Net investment income after reimbursements	4.98%	5.41%	4.98%	4.66%	4.43%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Local Currency Bond Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.27	$ 6.47	$ 7.18	$ 7.05	$ 6.56
Income (loss) from investment operations:
Net investment income	[1]0.29	0.34	0.30	[1]0.28	[1]0.25
Net realized and unrealized gain (loss)	(0.74)	0.47	(0.88)	0.15	0.49
Total from investment operations	(0.45)	0.81	(0.58)	0.43	0.74
Less distributions:
From net investment income	—	—	(0.07)	(0.09)	—
From net realized gain	—	—	—	—	—
Tax return of capital	(0.08)	(0.01)	(0.06)	(0.21)	(0.25)
Total distributions	(0.08)	(0.01)	(0.13)	(0.30)	(0.25)
Net asset value at end of year	$ 6.74	$ 7.27	$ 6.47	$ 7.18	$ 7.05
Total return[2]	(6.25)%	12.54%	(8.24)%	6.05%	11.75%
Portfolio turnover rate[3]	47%	56%	75%	68%	83%
Net assets, end of year (in thousands)	$ 30	$ 55	$ 77	$ 98	$ 70
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	2.50%	2.29%	2.31%	2.26%	2.30%
Total expenses after reimbursements	1.97%	1.97%	1.97%	1.97%	1.97%
Net investment income to average net assets:
Net investment income before reimbursements	3.77%	4.33%	3.85%	3.62%	3.35%
Net investment income after reimbursements	4.30%	4.65%	4.19%	3.91%	3.68%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Local Currency Bond Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.66	$ 6.79	$ 7.50	$ 7.31	$ 6.80
Income (loss) from investment operations:
Net investment income	[1]0.38	0.65	0.41	[1]0.37	[1]0.33
Net realized and unrealized gain (loss)	(0.78)	0.27	(0.94)	0.15	0.51
Total from investment operations	(0.40)	0.92	(0.53)	0.52	0.84
Less distributions:
From net investment income	—	—	(0.09)	(0.09)	—
From net realized gain	—	—	—	—	—
Tax return of capital	(0.10)	(0.05)	(0.09)	(0.24)	(0.33)
Total distributions	(0.10)	(0.05)	(0.18)	(0.33)	(0.33)
Net asset value at end of year	$ 7.16	$ 7.66	$ 6.79	$ 7.50	$ 7.31
Total return[2]	(5.38)%	13.59%	(7.33)%	7.12%	12.69%
Portfolio turnover rate[3]	47%	56%	75%	68%	83%
Net assets, end of year (in thousands)	$ 28,257	$ 42,545	$ 63,009	$ 84,747	$ 80,803
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	1.50%	1.28%	1.32%	1.26%	1.30%
Total expenses after reimbursements	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.75%	5.31%	4.87%	4.62%	4.35%
Net investment income after reimbursements	5.28%	5.62%	5.22%	4.91%	4.68%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Corporate Income Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.92	$ 7.87	$ 8.56	$ 7.92	$ 7.66
Income (loss) from investment operations:
Net investment income	0.44	0.52	0.51	0.57	0.70
Net realized and unrealized gain (loss)	(0.39)	0.03	(0.71)	0.65	0.21
Total from investment operations	0.05	0.55	(0.20)	1.22	0.91
Less distributions:
From net investment income	(0.44)	(0.50)	(0.49)	(0.56)	(0.65)
From net realized gain	—	[1](—)	—	—	—
Tax return of capital	[1](—)	—	—	(0.02)	—
Total distributions	(0.44)	(0.50)	(0.49)	(0.58)	(0.65)
Net asset value at end of year	$ 7.53	$ 7.92	$ 7.87	$ 8.56	$ 7.92
Total return[2]	0.85%	7.37%	(2.58)%	15.99%	12.92%
Portfolio turnover rate[3]	117%	96%	88%	87%	81%
Net assets, end of year (in thousands)	$ 11,198	$ 13,383	$ 8,616	$ 11,995	$ 11,466
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	[4]1.58%	1.51%	1.53%	1.52%	1.57%
Total expenses after reimbursements	[4]1.47%	1.42%	1.42%	1.42%	1.42%
Net investment income to average net assets:
Net investment income before reimbursements	[4]5.76%	6.39%	6.09%	7.11%	8.88%
Net investment income after reimbursements	[4]5.87%	6.48%	6.20%	7.21%	9.03%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Corporate Income Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.91	$ 7.86	$ 8.55	$ 7.91	$ 7.66
Income (loss) from investment operations:
Net investment income	0.39	0.45	0.46	0.52	0.63
Net realized and unrealized gain (loss)	(0.40)	0.04	(0.72)	0.63	0.22
Total from investment operations	(0.01)	0.49	(0.26)	1.15	0.85
Less distributions:
From net investment income	(0.39)	(0.44)	(0.43)	(0.50)	(0.60)
From net realized gain	—	[1](—)	—	—	—
Tax return of capital	[1](—)	—	—	(0.01)	—
Total distributions	(0.39)	(0.44)	(0.43)	(0.51)	(0.60)
Net asset value at end of year	$ 7.51	$ 7.91	$ 7.86	$ 8.55	$ 7.91
Total return[2]	(0.01)%	6.58%	(3.30)%	15.16%	11.99%
Portfolio turnover rate[3]	117%	96%	88%	87%	81%
Net assets, end of year (in thousands)	$ 7,466	$ 10,745	$ 8,785	$ 9,530	$ 6,010
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	[5]2.33%	2.26%	2.29%	2.27%	2.32%
Total expenses after reimbursements	[5]2.22%	2.17%	2.17%	2.17%	2.17%
Net investment income to average net assets:
Net investment income before reimbursements	[5]5.01%	5.65%	5.38%	6.40%	8.16%
Net investment income after reimbursements	[5]5.12%	5.74%	5.50%	6.50%	8.31%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Corporate Income Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 8.25	$ 8.20	$ 8.92	$ 8.24	$ 7.98
Income (loss) from investment operations:
Net investment income	0.48	0.55	0.56	0.62	0.72
Net realized and unrealized gain (loss)	(0.41)	0.04	(0.75)	0.68	0.24
Total from investment operations	0.07	0.59	(0.19)	1.30	0.96
Less distributions:
From net investment income	(0.48)	(0.54)	(0.53)	(0.60)	(0.70)
From net realized gain	—	[1](—)	—	—	—
Tax return of capital	[1](—)	—	—	(0.02)	—
Total distributions	(0.48)	(0.54)	(0.53)	(0.62)	(0.70)
Net asset value at end of year	$ 7.84	$ 8.25	$ 8.20	$ 8.92	$ 8.24
Total return[2]	1.04%	7.61%	(2.34)%	16.45%	13.02%
Portfolio turnover rate[3]	117%	96%	88%	87%	81%
Net assets, end of year (in thousands)	$ 261,307	$ 443,880	$ 319,419	$ 338,434	$ 215,990
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	[6]1.32%	1.26%	1.29%	1.27%	1.32%
Total expenses after reimbursements	[6]1.21%	1.17%	1.17%	1.17%	1.17%
Net investment income to average net assets:
Net investment income before reimbursements	[6]6.00%	6.66%	6.40%	7.34%	9.20%
Net investment income after reimbursements	[6]6.11%	6.75%	6.52%	7.44%	9.35%

[1]	Amount is less than $0.005 per share.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.

[4]
Ratios include legal expenses of $6,538 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.05% and Net investment income ratios would have been higher by 0.05% excluding these expenses.

[5]
Ratios include legal expenses of $4,394 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.05% and Net investment income ratios would have been higher by 0.05% excluding these expenses.

[6]
Ratios include legal expenses of $153,663 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.04% and Net investment income ratios would have been higher by 0.04% excluding these expenses.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Short Duration Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 9.00	$ 9.78	$ 10.60	$ 10.37	$ 9.57
Income (loss) from investment operations:
Net investment income	0.46	0.68	0.55	[1]0.83	1.02
Net realized and unrealized gain (loss)	(1.46)	(0.75)	(0.58)	0.34	0.78
Total from investment operations	(1.00)	(0.07)	(0.03)	1.17	1.80
Less distributions:
From net investment income	(0.48)	(0.68)	(0.57)	(0.80)	(1.00)
From net realized gain	—	(0.03)	(0.22)	(0.14)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.48)	(0.71)	(0.79)	(0.94)	(1.00)
Net asset value at end of year	$ 7.52	$ 9.00	$ 9.78	$ 10.60	$ 10.37
Total return[2]	(11.25)%	(1.22)%	(0.12)%	12.04%	19.82%
Portfolio turnover rate[3]	80%	53%	37%	59%	73%
Net assets, end of year (in thousands)	$ 19,865	$ 110,771	$ 83,290	$ 10,178	$ 10,395
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	[5]1.13%	1.00%	1.05%	1.05%	1.11%
Total expenses after reimbursements	[5]0.99%	0.92%	0.92%	0.92%	0.92%
Net investment income to average net assets:
Net investment income before reimbursements	[5]7.07%	6.74%	7.00%	7.83%	10.63%
Net investment income after reimbursements	[5]7.21%	6.82%	7.13%	7.96%	10.82%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Short Duration Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[6]
Net asset value at beginning of period	$ 8.66	$ 9.41	$ 10.22	$ 10.00
Income (loss) from investment operations:
Net investment income	0.42	0.58	0.52	[1]0.38
Net realized and unrealized gain (loss)	(1.45)	(0.72)	(0.64)	0.08
Total from investment operations	(1.03)	(0.14)	(0.12)	0.46
Less distributions:
From net investment income	(0.41)	(0.58)	(0.47)	(0.24)
From net realized gain	—	(0.03)	(0.22)	—
Tax return of capital	—	—	—	—
Total distributions	(0.41)	(0.61)	(0.69)	(0.24)
Net asset value at end of period	$ 7.22	$ 8.66	$ 9.41	$ 10.22
Total return[2]	(12.05)%	(1.94)%	(0.98)%	4.74%
Portfolio turnover rate[3]	80%	53%	37%	59%
Net assets, end of period (in thousands)	$ 1,572	$ 2,342	$ 2,012	$ 188
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	[7]1.96%	1.75%	1.79%	1.79%
Total expenses after reimbursements	[7]1.83%	1.67%	1.67%	1.67%
Net investment income to average net assets:
Net investment income before reimbursements	[7]5.20%	5.96%	5.93%	9.66%
Net investment income after reimbursements	[7]5.33%	6.04%	6.05%	9.78%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Short Duration Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 8.83	$ 9.60	$ 10.41	$ 10.19	$ 9.40
Income (loss) from investment operations:
Net investment income	0.49	0.69	0.60	[1]0.90	1.07
Net realized and unrealized gain (loss)	(1.44)	(0.74)	(0.61)	0.27	0.72
Total from investment operations	(0.95)	(0.05)	(0.01)	1.17	1.79
Less distributions:
From net investment income	(0.48)	(0.69)	(0.58)	(0.81)	(1.00)
From net realized gain	—	(0.03)	(0.22)	(0.14)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.48)	(0.72)	(0.80)	(0.95)	(1.00)
Net asset value at end of year	$ 7.40	$ 8.83	$ 9.60	$ 10.41	$ 10.19
Total return[2]	(10.94)%	(1.01)%	0.11%	12.28%	20.18%
Portfolio turnover rate[3]	80%	53%	37%	59%	73%
Net assets, end of year (in thousands)	$ 441,467	$ 1,195,492	$ 693,577	$ 178,180	$ 120,081
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	[8]0.91%	0.75%	0.79%	0.80%	0.89%
Total expenses after reimbursements	[8]0.79%	0.67%	0.67%	0.67%	0.67%
Net investment income to average net assets:
Net investment income before reimbursements	[8]6.98%	7.04%	7.30%	8.64%	11.66%
Net investment income after reimbursements	[8]7.10%	7.12%	7.42%	8.77%	11.88%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]
Ratios include legal expenses of $37,676 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.07% and Net investment income ratios would have been higher by 0.07% excluding these expenses.

[6]	Class C commenced investment operations on June 13, 2017.
[7]
Ratios include legal expenses of $2,841 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.16% and Net investment income ratios would have been higher by 0.16% excluding these expenses.

[8]
Ratios include legal expenses of $835,457 that are outside of the expense cap under the expense limitation agreement. Expense ratios would have been lower by 0.12% and Net investment income ratios would have been higher by 0.12% excluding these expenses.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Active Equity Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]
Net asset value at beginning of period	$ 10.46	$ 10.53	$ 12.72	$ 10.00
Income (loss) from investment operations:
Net investment income	[2]0.11	0.13	0.08	0.03
Net realized and unrealized gain (loss)	0.56	0.85	(1.05)	2.74
Total from investment operations	0.67	0.98	(0.97)	2.77
Less distributions:
From net investment income	(0.05)	(0.09)	(0.20)	(0.05)
From net realized gain	—	(0.94)	(1.02)	—
Tax return of capital	—	(0.02)	—	—
Total distributions	(0.05)	(1.05)	(1.22)	(0.05)
Net asset value at end of period	$ 11.08	$ 10.46	$ 10.53	$ 12.72
Total return[3]	6.49%	10.73%	(8.59)%	27.73%
Portfolio turnover rate[4]	228%	153%	164%	196%
Net assets, end of period (in thousands)	$ 1,616	$ 209	$ 223	$ 13
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	1.55%	1.96%	2.20%	3.11%
Total expenses after reimbursements	1.27%	1.27%	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.73%	0.55%	0.56%	(1.56)%
Net investment income after reimbursements	1.01%	1.24%	1.49%	0.28%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Active Equity Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]
Net asset value at beginning of period	$ 10.32	$ 10.43	$ 12.65	$ 10.00
Income (loss) from investment operations:
Net investment income (loss)	[2,5]—	0.07	0.03	(0.05)
Net realized and unrealized gain (loss)	0.58	0.83	(1.10)	2.74
Total from investment operations	0.58	0.90	(1.07)	2.69
Less distributions:
From net investment income	[5](—)	(0.05)	(0.13)	(0.04)
From net realized gain	—	(0.94)	(1.02)	—
Tax return of capital	—	(0.02)	—	—
Total distributions	—	(1.01)	(1.15)	(0.04)
Net asset value at end of period	$ 10.90	$ 10.32	$ 10.43	$ 12.65
Total return[3]	5.76%	9.88%	(9.40)%	26.96%
Portfolio turnover rate[4]	228%	153%	164%	196%
Net assets, end of period (in thousands)	$ 2	$ 12	$ 11	$ 13
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	2.31%	2.71%	2.73%	3.86%
Total expenses after reimbursements	2.02%	2.02%	2.02%	2.02%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.30)%	(0.17)%	(0.51)%	(2.31)%
Net investment income (loss) after reimbursements	(0.01)%	0.52%	0.20%	(0.47)%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Active Equity Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]
Net asset value at beginning of period	$ 10.51	$ 10.56	$ 12.74	$ 10.00
Income (loss) from investment operations:
Net investment income	[2]0.10	0.16	0.14	0.06
Net realized and unrealized gain (loss)	0.60	0.86	(1.09)	2.73
Total from investment operations	0.70	1.02	(0.95)	2.79
Less distributions:
From net investment income	(0.06)	(0.10)	(0.21)	(0.05)
From net realized gain	—	(0.94)	(1.02)	—
Tax return of capital	—	(0.03)	—	—
Total distributions	(0.06)	(1.07)	(1.23)	(0.05)
Net asset value at end of period	$ 11.15	$ 10.51	$ 10.56	$ 12.74
Total return[3]	6.79%	11.05%	(8.41)%	27.94%
Portfolio turnover rate[4]	228%	153%	164%	196%
Net assets, end of period (in thousands)	$ 80,474	$ 20,502	$ 17,436	$ 18,030
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	1.29%	1.72%	1.73%	2.87%
Total expenses after reimbursements	1.02%	1.02%	1.02%	1.02%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.67%	0.83%	0.47%	(1.28)%
Net investment income after reimbursements	0.94%	1.53%	1.18%	0.57%

[1]	Class A, Class C and the Institutional Class commenced investment operations on November 1, 2016.
[2]	Per share amounts are based on average number of shares outstanding during the period.
[3]
Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Amount is less than $0.005 per share.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Small-Cap Equity Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 8.84	$ 8.02	$ 10.33	$ 8.60	$ 7.92
Income (loss) from investment operations:
Net investment income (loss)	(0.20)	(0.01)	0.04	0.06	(0.01)
Net realized and unrealized gain (loss)	2.35	0.83	(2.17)	1.86	0.85
Total from investment operations	2.15	0.82	(2.13)	1.92	0.84
Less distributions:
From net investment income	—	[1](—)	(0.17)	(0.19)	(0.16)
From net realized gain	—	—	—	—	—
Tax return of capital	—	[1](—)	(0.01)	—	—
Total distributions	—	—	(0.18)	(0.19)	(0.16)
Net asset value at end of year	$ 10.99	$ 8.84	$ 8.02	$ 10.33	$ 8.60
Total return[2]	24.32%	10.27%	(20.96)%	22.73%	10.84%
Portfolio turnover rate[3]	62%	60%	112%	126%	104%
Net assets, end of year (in thousands)	$ 388	$ 1,356	$ 1,447	$ 847	$ 524
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	2.78%	2.30%	2.37%	2.26%	2.39%
Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(1.74)%	(0.62)%	(0.31)%	0.01%	(0.09)%
Net investment income (loss) after reimbursements	(0.73)%	(0.09)%	0.29%	0.50%	0.53%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Small-Cap Equity Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 9.22	$ 8.42	$ 10.90	$ 9.11	$ 8.40
Income (loss) from investment operations:
Net investment income (loss)	(0.34)	(0.38)	0.01	0.02	(0.12)
Net realized and unrealized gain (loss)	2.52	1.18	(2.33)	1.93	0.95
Total from investment operations	2.18	0.80	(2.32)	1.95	0.83
Less distributions:
From net investment income	—	—	(0.16)	(0.16)	(0.12)
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	[1]—	—	—
Total distributions	—	—	(0.16)	(0.16)	(0.12)
Net asset value at end of year	$ 11.40	$ 9.22	$ 8.42	$ 10.90	$ 9.11
Total return[2]	23.64%	9.50%	(21.62)%	21.78%	10.01%
Portfolio turnover rate[3]	62%	60%	112%	126%	104%
Net assets, end of year (in thousands)	$ 135	$ 144	$ 272	$ 251	$ 176
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	3.91%	3.05%	3.09%	3.01%	3.13%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%
Net investment loss to average net assets:
Net investment loss before reimbursements	(2.70)%	(1.48)%	(1.30)%	(0.76)%	(0.89)%
Net investment loss after reimbursements	(1.31)%	(0.95)%	(0.73)%	(0.27)%	(0.28)%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Small-Cap Equity Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 11.39	$ 10.32	$ 13.19	$ 10.94	$ 10.01
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	0.02	0.05	0.09	0.04
Net realized and unrealized gain (loss)	2.90	1.06	(2.73)	2.36	1.07
Total from investment operations	2.80	1.08	(2.68)	2.45	1.11
Less distributions:
From net investment income	—	(0.01)	(0.18)	(0.20)	(0.18)
From net realized gain	—	—	—	—	—
Tax return of capital	—	[1](—)	(0.01)	—	—
Total distributions	—	(0.01)	(0.19)	(0.20)	(0.18)
Net asset value at end of year	$ 14.19	$ 11.39	$ 10.32	$ 13.19	$ 10.94
Total return[2]	24.58%	10.52%	(20.60)%	22.70%	11.21%
Portfolio turnover rate[3]	62%	60%	112%	126%	104%
Net assets, end of year (in thousands)	$ 7,419	$ 26,296	$ 32,456	$ 38,419	$ 33,626
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	2.56%	2.05%	2.06%	2.01%	2.10%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(1.51)%	(0.38)%	(0.16)%	0.18%	(0.22)%
Net investment income (loss) after reimbursements	(0.47)%	0.15%	0.38%	0.67%	0.36%

[1]	Amount is less than $0.005 per share.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Frontier Equity Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 8.02	$ 7.66	$ 9.99	$ 7.98	$ 7.83
Income (loss) from investment operations:
Net investment income (loss)	[1](0.01)	0.14	0.08	0.10	0.36
Net realized and unrealized gain (loss)	(0.91)	0.37	(1.47)	2.08	(0.09)
Total from investment operations	(0.92)	0.51	(1.39)	2.18	0.27
Less distributions:
From net investment income	(0.03)	(0.15)	(0.08)	(0.17)	(0.12)
From net realized gain	—	—	(0.82)	—	—
Tax return of capital	—	—	(0.04)	—	—
Total distributions	(0.03)	(0.15)	(0.94)	(0.17)	(0.12)
Net asset value at end of year	$ 7.07	$ 8.02	$ 7.66	$ 9.99	$ 7.98
Total return[2]	(11.47)%	6.58%	(15.44)%	27.53%	3.36%
Portfolio turnover rate[3]	108%	93%	80%	107%	76%
Net assets, end of year (in thousands)	$ 656	$ 6,985	$ 7,645	$ 7,710	$ 2,154
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	2.18%	2.12%	2.20%	2.21%	2.45%
Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.59)%	1.61%	0.46%	1.05%	4.34%
Net investment income (loss) after reimbursements	(0.18)%	1.96%	0.89%	1.49%	5.02%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Frontier Equity Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 7.80	$ 7.47	$ 9.82	$ 7.86	$ 7.73
Income (loss) from investment operations:
Net investment income	[1]0.01	0.02	0.03	0.08	0.08
Net realized and unrealized gain (loss)	(0.96)	0.42	(1.48)	2.00	0.12
Total from investment operations	(0.95)	0.44	(1.45)	2.08	0.20
Less distributions:
From net investment income	(0.03)	(0.11)	(0.05)	(0.12)	(0.07)
From net realized gain	—	—	(0.82)	—	—
Tax return of capital	—	—	(0.03)	—	—
Total distributions	(0.03)	(0.11)	(0.90)	(0.12)	(0.07)
Net asset value at end of year	$ 6.82	$ 7.80	$ 7.47	$ 9.82	$ 7.86
Total return[2]	(12.13)%	5.87%	(16.30)%	26.57%	2.61%
Portfolio turnover rate[3]	108%	93%	80%	107%	76%
Net assets, end of year (in thousands)	$ 286	$ 305	$ 408	$ 459	$ 62
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	3.01%	2.88%	2.94%	2.99%	3.05%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.41)%	0.48%	(0.18)%	(0.21)%	0.39%
Net investment income after reimbursements	0.08%	0.84%	0.24%	0.26%	0.92%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Frontier Equity Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 9.32	$ 8.86	$ 11.38	$ 9.06	$ 8.88
Income (loss) from investment operations:
Net investment income	[1]0.09	0.16	0.12	0.13	0.18
Net realized and unrealized gain (loss)	(1.13)	0.46	(1.69)	2.37	0.13
Total from investment operations	(1.04)	0.62	(1.57)	2.50	0.31
Less distributions:
From net investment income	(0.08)	(0.16)	(0.08)	(0.18)	(0.13)
From net realized gain	—	—	(0.82)	—	—
Tax return of capital	—	—	(0.05)	—	—
Total distributions	(0.08)	(0.16)	(0.95)	(0.18)	(0.13)
Net asset value at end of year	$ 8.20	$ 9.32	$ 8.86	$ 11.38	$ 9.06
Total return[2]	(11.17)%	6.97%	(15.11)%	27.87%	3.58%
Portfolio turnover rate[3]	108%	93%	80%	107%	76%
Net assets, end of year (in thousands)	$ 53,053	$ 81,047	$ 77,788	$ 81,324	$ 52,711
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	2.00%	1.88%	1.95%	1.96%	2.05%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income to average net assets:
Net investment income before reimbursements	0.58%	1.39%	0.78%	0.73%	1.48%
Net investment income after reimbursements	1.06%	1.75%	1.21%	1.17%	2.01%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]
Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Equity Fund
	Class A
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 11.18	$ 9.38	$ 11.16	$ 8.34	$ 7.29
Income (loss) from investment operations:
Net investment income	0.08	0.05	0.01	[1]0.06	0.06
Net realized and unrealized gain (loss)	1.84	1.97	(1.55)	2.90	1.05
Total from investment operations	1.92	2.02	(1.54)	2.96	1.11
Less distributions:
From net investment income	(0.02)	(0.22)	(0.23)	(0.14)	(0.06)
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	(0.02)	(0.22)	(0.24)	(0.14)	(0.06)
Net asset value at end of year	$ 13.08	$ 11.18	$ 9.38	$ 11.16	$ 8.34
Total return[2]	17.21%	21.66%	(14.16)%	35.90%	15.36%
Portfolio turnover rate[3]	76%	76%	113%	140%	119%
Net assets, end of year (in thousands)	$ 1,394	$ 641	$ 303	$ 134	$ 36
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	1.81%	1.91%	2.19%	2.65%	2.96%
Total expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.42)%	(0.01)%	(0.06)%	(0.64)%	(0.74)%
Net investment income (loss) after reimbursements	(0.03)%	0.48%	0.71%	0.59%	0.80%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Equity Fund
	Class C
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017	Period Ended August 9, 2016	Year Ended October 31, 2015
Net asset value at beginning of period	$ 10.64	$ 8.96	$ 10.73	$ [4]8.86	$ 8.17	$ 10.46
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)	(0.13)	[1,5]—	0.01	(0.04)
Net realized and unrealized gain (loss)	1.85	1.91	(1.44)	1.93	0.81	(2.19)
Total from investment operations	1.75	1.87	(1.57)	1.93	0.82	(2.23)
Less distributions:
From net investment income	—	(0.19)	(0.19)	(0.06)	(0.03)	(0.06)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	[5]—
Total distributions	—	(0.19)	(0.20)	(0.06)	(0.03)	(0.06)
Net asset value at end of period	$ 12.39	$ 10.64	$ 8.96	$ 10.73	$ [6]8.96	$ 8.17
Total return[2]	16.45%	20.89%	(14.92)%	10.81%	10.02%	(21.38)%
Portfolio turnover rate[3]	76%	76%	113%	140%	119%	106%
Net assets, end of period (in thousands)	$ 2	$ 1	$ 1	$ 2	$ 1	$ 1
Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	2.49%	2.66%	2.96%	3.38%	3.86%	4.31%
Total expenses after reimbursements	2.17%	2.17%	2.17%	2.17%	2.22%	2.18%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.22)%	(0.95)%	(1.25)%	(1.20)%	(1.39)%	(2.57)%
Net investment income (loss) after reimbursements	(0.90)%	(0.46)%	(0.46)%	0.01%	0.25%	(0.44)%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Equity Fund
	Institutional Class
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net asset value at beginning of year	$ 10.81	$ 9.06	$ 10.78	$ 8.05	$ 7.02
Income (loss) from investment operations:
Net investment income	0.11	0.06	0.07	[1]0.08	0.08
Net realized and unrealized gain (loss)	1.77	1.93	(1.54)	2.80	1.02
Total from investment operations	1.88	1.99	(1.47)	2.88	1.10
Less distributions:
From net investment income	(0.04)	(0.24)	(0.24)	(0.15)	(0.07)
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	(0.04)	(0.24)	(0.25)	(0.15)	(0.07)
Net asset value at end of year	$ 12.65	$ 10.81	$ 9.06	$ 10.78	$ 8.05
Total return[2]	17.41%	22.05%	(14.01)%	36.21%	15.80%
Portfolio turnover rate[3]	76%	76%	113%	140%	119%
Net assets, end of year (in thousands)	$ 82,385	$ 35,011	$ 24,162	$ 8,106	$ 9,074
Ratios to average net assets:
Total expenses to average net assets:
Total expenses before reimbursements	1.56%	1.66%	1.95%	2.35%	2.71%
Total expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.22)%	0.09%	0.10%	(0.33)%	(0.46)%
Net investment income after reimbursements	0.17%	0.58%	0.88%	0.85%	1.08%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Initial investment in Class C occurred on March 3, 2017. The beginning NAV for Class C is the end of day NAV for the Institutional Class on March 3, 2017.
[5]	Amount is less than $0.005 per share.
[6]	There were no investors in Ashmore Emerging Markets Equity Fund Class C at the year ended October 31, 2016. Net asset value shown represents net asset value prior to the final redemption.
[7]	Annualized for periods less than one year.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Equity ESG Fund
Class A
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	2.06
Total from investment operations	2.05
Less distributions:
From net investment income	—
From net realized gain	—
Tax return of capital	—
Total distributions	—
Net asset value at end of period	$ 12.05
Total return[2]	20.50%
Portfolio turnover rate[3]	45%
Net assets, end of period (in thousands)	$ 1
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.16%
Total expenses after reimbursements	1.42%
Net investment loss to average net assets:
Net investment loss before reimbursements	(2.89)%
Net investment loss after reimbursements	(0.15)%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Equity ESG Fund
Class C
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain	2.06
Total from investment operations	2.00
Less distributions:
From net investment income	—
From net realized gain	—
Tax return of capital	—
Total distributions	—
Net asset value at end of period	$ 12.00
Total return[2]	20.00%
Portfolio turnover rate[3]	45%
Net assets, end of period (in thousands)	$ 1
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.77%
Total expenses after reimbursements	2.17%
Net investment loss to average net assets:
Net investment loss before reimbursements	(3.50)%
Net investment loss after reimbursements	(0.90)%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Equity ESG Fund
Institutional Class
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain	2.05
Total from investment operations	2.06
Less distributions:
From net investment income	[5](—)
From net realized gain	—
Tax return of capital	—
Total distributions	—
Net asset value at end of period	$ 12.06
Total return[2]	20.60%
Portfolio turnover rate[3]	45%
Net assets, end of period (in thousands)	$ 12,062
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.68%
Total expenses after reimbursements	1.17%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.41)%
Net investment income after reimbursements	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.
[5]	Amount is less than $0.005 per share.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Short Duration Select Fund
Class A
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain	0.19
Total from investment operations	0.33
Less distributions:
From net investment income	(0.15)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.15)
Net asset value at end of period	$ 10.18
Total return[2]	3.30%
Portfolio turnover rate[3]	12%
Net assets, end of period (in thousands)	$ 1
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.87%
Total expenses after reimbursements	0.92%
Net investment income to average net assets:
Net investment income before reimbursements	0.05%
Net investment income after reimbursements	4.00%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Short Duration Select Fund
Class C
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain	0.18
Total from investment operations	0.30
Less distributions:
From net investment income	(0.12)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.12)
Net asset value at end of period	$ 10.18
Total return[2]	3.03%
Portfolio turnover rate[3]	12%
Net assets, end of period (in thousands)	$ 1
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	5.60%
Total expenses after reimbursements	1.67%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.68)%
Net investment income after reimbursements	3.25%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Short Duration Select Fund
Institutional Class
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain	0.18
Total from investment operations	0.34
Less distributions:
From net investment income	(0.16)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.16)
Net asset value at end of period	$ 10.18
Total return[2]	3.43%
Portfolio turnover rate[3]	12%
Net assets, end of period (in thousands)	$ 10,317
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.58%
Total expenses after reimbursements	0.67%
Net investment income to average net assets:
Net investment income before reimbursements	0.29%
Net investment income after reimbursements	4.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 15, 2020.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

Ashmore Funds
Financial Highlights
Ashmore Emerging Markets Investment Grade Income Fund
Class A
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.15)
Total from investment operations	(0.12)
Less distributions:
From net investment income	(0.03)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.03)
Net asset value at end of period	$ 9.85
Total return[2]	(1.19)%
Portfolio turnover rate[3]	3%
Net assets, end of period (in thousands)	$ 1
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.88%
Total expenses after reimbursements	0.97%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.27)%
Net investment income after reimbursements	2.64%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Investment Grade Income Fund
Class C
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.15)
Total from investment operations	(0.13)
Less distributions:
From net investment income	(0.02)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.02)
Net asset value at end of period	$ 9.85
Total return[2]	(1.26)%
Portfolio turnover rate[3]	3%
Net assets, end of period (in thousands)	$ 1
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	5.62%
Total expenses after reimbursements	1.72%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.02)%
Net investment income after reimbursements	1.88%

Ashmore Funds
Financial Highlights

Ashmore Emerging Markets Investment Grade Income Fund
Institutional Class
Period Ended October 31, 2020[1]
Net asset value at beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.15)
Total from investment operations	(0.12)
Less distributions:
From net investment income	(0.03)
From net realized gain	—
Tax return of capital	—
Total distributions	(0.03)
Net asset value at end of period	$ 9.85
Total return[2]	(1.16)%
Portfolio turnover rate[3]	3%
Net assets, end of period (in thousands)	$ 19,757
Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.43%
Total expenses after reimbursements	0.72%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.92)%
Net investment income after reimbursements	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]
The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

Shareholder Correspondence and Other Information
Important Notice Regarding Delivery of Shareholder Documents
To avoid sending duplicate copies of materials to households, only one copy of a Fund’s annual and semiannual report and prospectus will be mailed to shareholders having the same residential address on the Fund’s records. However, any shareholder may contact The Northern Trust Company at 866-876-8294 to request that copies of these reports and prospectuses be sent personally to that shareholder. The Funds will begin sending individual copies to a shareholder within 30 days after the Funds receive the request.
If correspondence containing the proceeds of any distribution or redemption sent to a shareholder’s address of record is returned, then, unless the Funds’ transfer agent determines the shareholder’s new address, the transfer agent will reinvest those proceeds in the Fund from which the distribution or redemption was made at the then-current NAV.
Notice Regarding Unclaimed Property
If no activity occurs in your account within the time period specified by applicable state law, your property may be transferred to the appropriate state. Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notification by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on the state’s official website.
USA Patriot Act
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAV at the time of the redemption.
Other Service Providers
Custodian
The Northern Trust Company, located at 50 S. LaSalle St., Chicago, IL 60603, is the Funds’ custodian. Northern Trust is responsible for safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Funds’ investments, serving as the Funds’ foreign custody manager and performing other administrative duties.
Transfer Agent
Northern Trust also serves as the Funds’ transfer agent. As transfer agent, Northern Trust processes purchase and redemption orders, maintains records of Fund shareholders, and disburses dividends and other distributions.

Additional Performance Information
The Average Annual Total Returns Table in each Fund’s Fund Summary compares the Fund’s returns with those of at least one broad-based market index. This section describes the market indices that are used (or will be used) in each Fund Summary.
The JP Morgan Emerging Markets Bond Index Global Diversified (“EMBI GD”) tracks total returns of US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities.
The JP Morgan Emerging Local Markets Index Plus (“ELMI+”) tracks total returns for local-currency denominated money market instruments in 23 emerging markets and mainly consists of non-deliverable forwards.
The JP Morgan Government Bond Index – Emerging Markets Global Diversified (“GBI-EM GD”) consists of regularly traded, liquid fixed-rate, local currency government bonds in emerging markets and excludes countries which have capital controls (such as India and China).
The JP Morgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI BD”) is a comprehensive benchmark that tracks total returns of US dollar-denominated debt instruments issued by corporate entities in emerging markets countries.
The MSCI Emerging Markets Index (net of withholding taxes) is a free float-adjusted market capitalization index that is designed to measure equity market performance of constituent large and mid capitalization companies located in emerging market countries.
The MSCI Emerging Markets Investible Markets Index (net of withholding taxes) is a free float-adjusted market capitalization index that is designed to measure equity market performance of constituent large, mid and small-capitalization companies located in emerging market countries.
The MSCI Frontier Markets Index (net of withholding taxes) is a free float-adjusted market capitalization index that is designed to measure equity market performance of constituent companies located in frontier markets countries.
The MSCI Frontier + Select Emerging Markets Countries Capped Index (net of withholding taxes) is a customized benchmark produced by MSCI that is designed to measure equity market performance of constituent companies in each of the MSCI Frontier Markets Index (50%) and the Emerging Markets Crossover Markets portion of the MSCI Emerging Markets Index (50%).
The MSCI Emerging Markets Small Cap Index (net of withholding taxes) is a free float-adjusted market capitalization index that is designed to measure equity market performance of constituent small-capitalization companies located in emerging markets countries.

Glossary
Unless otherwise disclosed elsewhere in this prospectus, the following terms have the following meanings:
Corporate issuer (Emerging Markets Corporate Income Fund and Emerging Markets Corporate Income ESG
Fund only):  an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Corporate issuers do not include Sovereigns or governmental agency issuers, but may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., CITIC, Qatar Telecom).
Corporate issuer (Emerging Markets Total Return Fund, Emerging Markets Short Duration Fund, Emerging
Markets Short Duration Select Fund and Emerging Markets Investment Grade Income Fund only):  any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries.
Duration:  one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
EM Supra-National:  any Supra-National issuer that issues securities denominated in a local currency of an Emerging Market Country and/or that is linked to an Emerging Market sovereign credit risk.
Emerging Market Country (all Funds other than Emerging Markets Investment Grade Income Fund and Emerging
Markets Corporate Income ESG Fund):  any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index - Emerging Markets and MSCI Emerging and Frontier Markets Index).
Emerging Market Country (Emerging Markets Investment Grade Income Fund and Emerging Markets Corporate
Income ESG Fund only):  any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and any country that is included in an Emerging Market Index.
Emerging Market Index:  any widely-recognized index of emerging market securities, including the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index – Emerging Market and MSCI Emerging and Frontier Markets Index.
Emerging Market Issuer (Emerging Markets Small-Cap Equity Fund, Emerging Markets Equity Fund and
Emerging Markets Equity ESG Fund only):  an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries.
Emerging Market Issuer (Emerging Markets Active Equity Fund only):  an issuer that is either domiciled in an Emerging Market Country, or an issuer deriving at least 50% of its revenues in or from one or more Emerging Market Countries.
G-7:  a group of seven industrialized nations including Canada, France, Germany, Italy, Japan, the United Kingdom, and the United States of America.

Hard Currencies:  include the U.S. dollar and the currencies of other nations in the G-7.
Quasi-Sovereign issuers (Emerging Markets Short Duration Select Fund and Emerging Markets Investment Grade
Income Fund only):  entities (including a local or regional governmental body) that are 100% guaranteed by a Sovereign or 100% directly or indirectly owned or controlled by a Sovereign. For the avoidance of doubt, a province and a city are classified as Quasi-Sovereigns.
Quasi-Sovereign issuers (Emerging Markets Local Currency Bond Fund only):  include governmental entities, agencies and other issuers the obligations of which are guaranteed by a Sovereign and issuers otherwise represented in the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. Governmental entities include a province, a city and local or regional governmental bodies.
Quasi-Sovereign issuers (Emerging Markets Total Return Fund and Emerging Markets Short Duration Fund only):
 include governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. Governmental entities include a province, a city and local or regional governmental bodies.
Sovereigns:  governments of Emerging Market Countries. Sovereigns may include EM Supra-Nationals.
Supra-National:  any multi-national union, association or other entity or public international body to which one or more countries belong (e.g., the European Union or World Trade Organization).

Ashmore Funds
Ashmore Emerging Markets Total Return Fund
Ashmore Emerging Markets Local Currency Bond Fund
Ashmore Emerging Markets Corporate Income Fund
Ashmore Emerging Markets Short Duration Fund
Ashmore Emerging Markets Active Equity Fund
Ashmore Emerging Markets Small-Cap Equity Fund
Ashmore Emerging Markets Frontier Equity Fund
Ashmore Emerging Markets Equity Fund
Ashmore Emerging Markets Equity ESG Fund
Ashmore Emerging Markets Short Duration Select Fund
Ashmore Emerging Markets Investment Grade Income Fund
Ashmore Emerging Markets Corporate Income ESG Fund
The Funds have a Statement of Additional Information (“SAI”), and each Fund sends annual and semi-annual reports to shareholders (when available), which contain additional information about the Funds. In the Funds’ annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. Investors investing in the Fund through an intermediary should consult “Appendix A—Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries. Appendix A and the SAI are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling 866-876-8294. The Funds’ SAI, annual and semiannual report (when available) and Appendix A to this prospectus are available at: www.ashmoregroup.com.
You may access reports and other information about the Funds on the SEC Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust’s file number under the Investment Company Act, which is: 811-22468
ASHMORE FUNDS
c/o Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE England
File No. 811-22468

Appendix A—Intermediary-Specific Sales Waivers
The information disclosed in this Appendix A is part of, and incorporated in, the prospectus for the Funds.
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section of the prospectus entitled “Classes of Shares” for more information on sales charges and waivers available for different classes.
Merrill Lynch
Broker-Defined Sales Charge Waiver Policies at Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
•
Shares purchased through a Merrill Lynch affiliated investment advisory program
•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
•
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on Class A and C Shares available at Merrill Lynch
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•
Return of excess contributions from an IRA Account
A-1

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
•
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•
Shares acquired through a right of reinstatement
•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
•
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in this prospectus
•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
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Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Morgan Stanley Wealth Management
Broker-Defined Sales Charge Waiver Policies at Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
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Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
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Shares purchased through a Morgan Stanley self-directed brokerage account
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Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
A-2